Putnam
Latin America
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-00

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

It is a pleasure to comment on the performance of Putnam Latin America Fund and its management for the first time in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years and have followed closely your fund's progress since its inception.

We are especially pleased to report that your fund turned in another period of strong performance during the fiscal year ended August 31, 2000, both on an absolute basis and relative to its benchmark, the MSCI Emerging Markets Free (EMF) Latin America Index. (Please see page 6 for more detailed information and an explanation of performance calculation methods.)

Total return for 12 months ended 8/31/00

              NAV                 POP
-----------------------------------------------------------------------
            45.33%              37.08%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and an explanation of performance calculation methods begins on page 6.

* CONTINUING EMPHASIS ON MEXICO AND BRAZIL

Fund management began the fiscal year by continuing its emphasis on stocks with high earnings growth within the telecommunications, media, and oil sectors. These sectors carried low valuations relative to their growth rates, particularly in Mexico and Brazil, resulting in strong total returns for the fiscal year ending August 31, 2000.

At the beginning of this fiscal year, the Board of Trustees appointed Claudio Brocado as portfolio manager of your fund. Prior to joining Putnam in 1999, Claudio was with Dresdner RCM Global Investors. Thomas Haslett and Stephen Oler, the other members of the fund's management team, have been offering their expertise on Latin America since the fund's inception in 1998.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Telefonos de Mexico SA  ADR
Class L
Mexico
Communication services

Grupo Financiero Banamex-Accival
(Banacci) SA de CV
Mexico
Financial

Grupo Televisa SA GDR
Mexico
Consumer staples

Companhia Vale do Rio Doce
(CVRD) ADR
Brazil
Basic materials

Petroleo Brasileiro S.A.-Petrobras
(Pfd.)
Brazil
Energy

Petroleo Brasileiro S.A.-Petrobras
Brazil
Energy

Tele Norte Leste Participacoes
S.A. ADR
Brazil
Communication services

Grupo Modelo SA de CV, Series C
Mexico
Consumer staples

Carso Global Telecom
Mexico
Communication services

Banco Itau S.A.
Brazil
Financial

Footnote reads:
These holdings represent 39.2% of the fund's net assets as of 8/31/00. Portfolio holdings will vary over time.


* TELECOMMUNICATIONS AND FINANCE SECTORS KEY TO PERFORMANCE

After the Nasdaq experienced its severe correction starting in March, there were aftershocks throughout the Latin American stock markets and prices fell throughout the region. Meanwhile, solid growth of private consumption in Mexico confirmed the validity of the team's emphasis on the media, telecommunications, and financial sectors. One telecommunications company that has grown tremendously and contributed significantly to your fund's performance is Telefonos de Mexico SA. No longer a monopoly, Telmex is Mexico's most dominant telecommunications company, providing long-distance and local service throughout the country. As the leading wireless provider in Mexico, Telmex's subsidiary Telcel, has 8.5 million subscribers, putting it ahead of some large U.S. counterparts, such as Sprint PCS. While these holdings and others discussed in this report were viewed favorably at the end of the period, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.

Outside of the telecommunications sector, the finance industry offered very attractive stock valuations. One bank in particular, Grupo Financiero Banamex-Accival (Banacci) SA de CV, is one of the better-managed financial institutions in Latin America. Under its universal banking concept, Banacci offers a broad range of services, including checking and savings accounts, commercial and residential mortgages, consumer loans, credit cards, brokerage services, insurance, and pension services. Banacci also participates in the dynamic telecom sector through a joint venture with WorldCom in Mexico. The bank leverages this presence through Internet services and a comprehensive Web portal. While Banacci's stock price soared over 160% during the fiscal year (in U.S. dollars), it remains attractively valued relative to other Latin American and global financial institutions.

* BRAZILIAN ECONOMY CONTINUES REBOUND

In addition to Mexico, Brazil has captured the fund management team's attention. The Brazilian currency, the real, has stabilized after its abrupt devaluation in early 1999. Inflation, along with interest rates, has continued to decline. A large Brazilian holding of your fund is Companhia Vale do Rio Doce (CVRD), the largest mining company in Brazil and the world's largest producer of iron ore. Although iron ore is CVRD's primary resource, the company is highly diversified and has subsidiaries and joint ventures involving steel, aluminum, gold, paper, and zinc. In addition, CVRD manages substantial railroad assets, and is one of Brazil's leaders in logistics operations. The company is embarking on a significant restructuring, which should lead to increased profitability.

Claudio, Tom and Stephen are maintaining the fund's position in a long-standing holding, Petroleo Brasileiro of Brazil (Petrobras), whose main business is the exploration, production, and transportation of oil and gas. Naturally, Petrobras' revenues and stock price have benefited from the rise in oil prices, but it also holds a very high level of oil reserves, which bodes well for many years of above average growth in oil production and increasing profitability.

* LOOKING AHEAD: POSITIVE DEVELOPMENTS TAKING PLACE

One very positive development that took place during the past fiscal year in Latin America was the election of Vicente Fox as president of Mexico. This was the first time in over 70 years that an opposition party succeeded in Mexican presidential elections -- a clear sign that the Mexican democracy is maturing. President-elect Fox is widely known to have a pro-business stance and wants to broaden Mexico's revenues away from oil. While oil no longer represents more than 10% of Mexico's exports, the reliance of the Mexican government on oil revenues to balance its fiscal accounts is still relatively high. A strong private sector and growing consumer confidence spending bode well for the long-term growth outlook of your fund's Mexican holdings.

While its domestic recovery is underway but still lagging behind Mexico's rate of rehabilitation, Brazil is showing many signs of progress and is not to be underestimated. In general, valuations of stocks in Brazil are attractive, and falling interest rates reinforce our positive outlook for the stocks in which your fund invests.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
October 18, 2000

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/00, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, including economic instability, political developments, and currency fluctuations. These risks are increased in emerging markets. Single sector investments may be subject to more volatility than those investing in a diverse group of sectors.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Latin America Fund is designed for investors seeking long-term capital appreciation primarily through common stocks of companies located in Latin America.

TOTAL RETURN FOR PERIODS ENDED 8/31/00

                                           MSCI EMF          Consumer
Since 3/23/98       NAV        POP    Latin America Index   price index
------------------------------------------------------------------------
1 year             45.33%     37.08%         37.57%            3.23%
------------------------------------------------------------------------
Life of fund        5.44      -0.64           5.78             6.41
Annual average      2.20      -0.26           2.35             2.60
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflects an expense limitation currently in effect. Without the expense limitation, returns would have been lower.

PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 8/31/00

--------------------------------------------------------------------
Distributions
(number)                             1
--------------------------------------------------------------------
Income                            $0.020
--------------------------------------------------------------------
Capital gains                       --
--------------------------------------------------------------------
  Total                           $0.020
--------------------------------------------------------------------
Share value:                 NAV            POP
--------------------------------------------------------------------
8/31/99                    $5.98          $6.34
--------------------------------------------------------------------
8/31/00                     8.67           9.20
--------------------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 9/30/00 (most recent calendar quarter)

Since 3/23/98                NAV            POP
--------------------------------------------------------
1 year                     31.78%         24.21%
--------------------------------------------------------
Life of fund               -2.95          -8.54
Annual average             -1.18          -3.48
--------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns reflect the current maximum initial sales charge of 5.75%. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 3/23/98

                                   MSCI EMF
               Fund's shares    Latin America      Consumer price
Date               at POP           Index              index

3/23/98            9,425            10,000            10,000
8/31/98            4,945             5,461            10,080
2/28/99            5,408             6,071            10,160
8/31/99            6,837             7,689            10,308
2/29/00           10,624            11,018            10,481
8/31/00           $9,936           $10,578           $10,641

Footnote reads:
Past performance is no assurance of future results. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.


COMPARATIVE BENCHMARKS

The MSCI EMF (Morgan Stanley Capital International) Latin America Index is an index of approximately 218 securities representing 7 Latin American markets, with all values expressed in U.S dollars. This index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


Report of independent accountants
For the fiscal year ended August 31, 2000

To the Trustees of Putnam Funds Trust and
Shareholders of Putnam Latin America Fund
(a series of Putnam Funds Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Latin America Fund (the "fund") at August 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2000




THE FUND'S PORTFOLIO
August 31, 2000

COMMON STOCKS (99.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
Argentina (2.3%)
-------------------------------------------------------------------------------------------------------------------
                870 Alto Palermo S.A.                                                                 $       4,786
              1,300 Grupo Financiero Galicia S.A. ADR (NON)                                                  22,913
              1,500 Perez Companc S.A. Class B ADR                                                           25,219
              1,000 Telecom Argentina S.A. ADR                                                               23,500
                                                                                                      -------------
                                                                                                             76,418

Brazil (39.7%)
-------------------------------------------------------------------------------------------------------------------
             11,100 Aracruz Celulose S.A.                                                                    22,334
              6,350 Banco Bradesco S.A.                                                                      53,411
                910 Banco Itau S.A.                                                                          87,048
                 84 Brasil Telecom S.A.                                                                      32,325
              1,500 Brasil Telecom Participacoes S.A. (NON)                                                  16,493
                500 Brasil Telecom Participacoes S.A. ADR (NON)                                              35,219
              7,000 Centrais Geradoras do Sul do Brasil S.A. (NON)                                           11,083
                153 Centrais Geradoras do Sul do Brasil S.A. Rights (NON)                                         2
              1,300 Companhia Brasileira de Distribuicao Grupo
                    Pao de Acucar ADR                                                                        48,506
              3,000 Companhia Cervejaria Brahma ADR                                                          62,250
              2,700 Companhia de Transmissao de Energia Eletrica Paulista (NON)                              13,359
              2,500 Companhia Paranaense de Energia-Copel ADR                                                24,219
              5,000 Companhia Vale do Rio Doce (CVRD) ADR                                                   133,750
                460 Eletropaulo Metropolitana                                                                28,323
              3,630 Embratel Participacoes S.A. ADR                                                          79,406
              4,500 Empresa Brasileira de Aeronautica S.A.                                                   31,913
              2,800 Gerdau S.A.                                                                              40,176
             16,700 Itausa-Investimentos Itau S.A.                                                           17,719
              2,190 Petroleo Brasileiro S.A.-Petrobras                                                       69,408
              3,335 Petroleo Brasileiro S.A.-Petrobras ADR (NON)                                            106,095
              3,880 Petroleo Brasileiro S.A.-Petrobras ADR (Pfd.)                                           117,613
              8,100 Tele Celular Sul Participacoes S.A.                                                      25,827
                300 Tele Celular Sul Participacoes S.A. ADR                                                  11,925
              1,500 Tele Centro Oeste Celular Participacoes ADR                                              19,125
                300 Tele Nordeste Celular Participacoes S.A. ADR                                             18,000
              4,028 Tele Norte Leste Participacoes S.A. ADR                                                 102,714
                500 Telemig Celular Participacoes S.A. ADR                                                   32,500
              1,050 Telesp Celular Participacoes S.A. ADR                                                    38,588
              4,690 Usinas Siderurgicas de Minas Gerais S.A.                                                 27,330
              1,000 Votorantim Celulose e Papel S.A. ADR                                                     20,125
                                                                                                      -------------
                                                                                                          1,326,786

Canada (0.3%)
-------------------------------------------------------------------------------------------------------------------
                930 Global Light Telecom, Inc. (NON)                                                          9,254

Chile (5.9%)
-------------------------------------------------------------------------------------------------------------------
                400 Banco Santiago S.A. ADR                                                                   7,850
              2,400 Compania de Telecommunicaciones Chile S.A. ADR                                           42,300
              1,500 Cristalerias de Chile ADR                                                                23,625
              3,500 Empresa Nacional de Electricidad ADR                                                     37,406
              1,100 Gener S.A. ADR                                                                           14,025
              1,000 Laboratorio Chile S.A. ADR                                                               17,125
              1,200 Lan Chile S.A. ADR                                                                        8,700
                350 Maderas Y Sineticos S.A. ADR                                                              4,463
              3,200 Quinenco S.A. ADR                                                                        28,400
                400 Vina Concha Y Toro S.A. ADR                                                              14,375
                                                                                                      -------------
                                                                                                            198,269

Mexico (48.4%)
-------------------------------------------------------------------------------------------------------------------
             12,800 Alfa SA de CV Class A                                                                    35,258
             17,600 Alsea SA (NON)                                                                           13,387
              4,000 Apasco SA                                                                                24,731
              5,500 Banca Quadrum SA ADR (NON)                                                                3,438
             34,000 Carso Global Telecom (NON)                                                               87,558
              2,948 Cemex SA de CV ADR                                                                       69,094
              2,000 Coca-Cola Femsa SA ADR                                                                   41,000
             19,000 Consorcio ARA SA de CV (NON)                                                             30,349
             10,800 Controladora Comercial Mexicana                                                          13,848
              2,404 Corporacion Interamericana de Entretenimiento SA Class B (NON)                           12,539
             14,300 Corporacion Moctezuma, SA de CV                                                          24,861
                950 Desc SA de CV ADR                                                                        11,400
             14,600 Embotelladores Del Valle de Anahuac SA Class B (NON)                                      8,757
              9,300 Fomento Economico Mexicano, SA de CV                                                     42,038
                335 Fomento Economico Mexicano, SA de CV ADR                                                 15,263
             13,600 Grupo Carso SA de CV Ser. A1 (NON)                                                       48,323
             32,800 Grupo Dataflux SA                                                                         9,053
              3,300 Grupo Elektra SA ADR                                                                     33,206
             30,200 Grupo Financiero Banamex-Accival (Banacci) SA de CV (NON)                               154,232
             63,800 Grupo Financiero Bancomer SA de CV (NON)                                                 38,268
             44,300 Grupo Financiero Banorte SA de CV (NON)                                                  58,727
              4,700 Grupo Financiero Inbursa SA de CV (NON)                                                  17,772
              1,000 Grupo Imsa SA de CV ADR                                                                  10,438
              4,000 Grupo Industrial Saltillo Class B ADR                                                     7,032
             10,700 Grupo Mexico SA                                                                          47,786
             36,100 Grupo Modelo SA de CV Ser. C                                                             90,024
             18,350 Grupo Sanborns SA Ser. B1 (NON)                                                          30,507
              2,225 Grupo Televisa SA GDR (NON)                                                             144,069
              5,500 Organizacion Soriana SA Class B                                                          23,726
              5,280 Telefonos de Mexico SA ADR Class L                                                      287,430
              2,000 Transportacion Maritima Mexicana SA Class L ADR (NON)                                    16,875
              1,100 Tubos de Acero de Mexico SA ADR                                                          16,569
              3,750 TV Azteca SA de CV ADR                                                                   50,391
              8,000 Walmart de Mexico SA de CV Ser. C (NON)                                                  18,776
             33,000 Walmart de Mexico SA de CV Ser. V (NON)                                                  82,473
                                                                                                      -------------
                                                                                                          1,619,198

United States (2.6%)
-------------------------------------------------------------------------------------------------------------------
              2,000 America Online Latin America, Inc. (NON)                                                 15,625
              2,790 AT&T Latin America Corp. Class A (NON)                                                   39,060
              2,100 Prodigy Communications Corp. Class A (NON)                                               15,814
              1,800 StarMedia Network, Inc. (NON)                                                            15,300
                                                                                                      -------------
                                                                                                             85,799
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,708,407) (b)                                           $   3,315,724
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,341,837.

  (b) The aggregate identified cost on a tax basis is $2,758,757, resulting in gross unrealized appreciation and depreciation of $717,726 and $160,759, respectively, or net unrealized appreciation of $556,967.

(NON) Non-income-producing security.

      ADR or GDR after the name of a foreign holding stands for American Depositary
      Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      The fund had the following industry group concentrations greater than 10% at August 31, 2000 (as a percentage of net assets):

         Communication services     27.0%
         Consumer staples           22.8
         Financial                  14.9
         Basic materials            12.5

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,708,407) (Note 1)                                            $3,315,724
-------------------------------------------------------------------------------------------
Cash                                                                                 61,058
-------------------------------------------------------------------------------------------
Dividends receivable                                                                  3,589
-------------------------------------------------------------------------------------------
Total assets                                                                      3,380,371

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                     24,344
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          8,821
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              319
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           950
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              7
-------------------------------------------------------------------------------------------
Other accrued expenses                                                                4,093
-------------------------------------------------------------------------------------------
Total liabilities                                                                    38,534
-------------------------------------------------------------------------------------------
Net assets                                                                       $3,341,837

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $3,217,457
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (3,406)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                             (479,557)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          607,343
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $3,341,837

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($3,341,837 divided by 385,621 shares)                                                $8.67
-------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $8.67)*                                        $9.20
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended August 31, 2000
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $2,503)                                           $ 45,335
-------------------------------------------------------------------------------------------
Interest                                                                              1,782
-------------------------------------------------------------------------------------------
Total investment income                                                              47,117

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     27,190
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        4,459
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     2,377
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         40
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               4,277
-------------------------------------------------------------------------------------------
Auditing                                                                             27,302
-------------------------------------------------------------------------------------------
Legal                                                                                 3,714
-------------------------------------------------------------------------------------------
Other                                                                                   354
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                      (24,851)
-------------------------------------------------------------------------------------------
Total expenses                                                                       44,862
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (2,206)
-------------------------------------------------------------------------------------------
Net expenses                                                                         42,656
-------------------------------------------------------------------------------------------
Net investment income                                                                 4,461
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    176,174
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (3,425)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the year                                                 1,358
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                          553,954
-------------------------------------------------------------------------------------------
Net gain on investments                                                             728,061
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $732,522
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                            Year ended August 31
                                                                 ---------------------------------
                                                                             2000             1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                  $    4,461       $   24,029
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                             172,749         (555,294)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                              555,312          979,870
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      732,522          448,605
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
From net investment income                                                 (5,815)         (38,173)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                         861,853          209,626
--------------------------------------------------------------------------------------------------
Total increase in net assets                                            1,588,560          620,058

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                       1,753,277        1,133,219
--------------------------------------------------------------------------------------------------
End of year (including distributions in excess of
net investment income and undistributed net investment
income of $3,406 and $1,375, respectively)                             $3,341,837       $1,753,277
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

---------------------------------------------------------------------------
                                                             For the period
Per-share                                                    March 23, 1998+
operating performance                  Year ended August 31   to August 31
---------------------------------------------------------------------------
                                        2000         1999         1998
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.98        $4.46        $8.50
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (a)(d)             .01          .09          .06
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              2.70         1.58        (4.10)
---------------------------------------------------------------------------
Total from
investment operations                   2.71         1.67        (4.04)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       (.02)        (.15)          --
---------------------------------------------------------------------------
Net asset value,
end of period                          $8.67        $5.98        $4.46
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 45.33        38.27       (47.53)*
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $3,342       $1,753       $1,133
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)            1.65         1.65          .73*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)             .16         1.53          .87*
---------------------------------------------------------------------------
Portfolio turnover (%)                101.74       131.26        44.39*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund for the periods ended
    August 31, 2000, August 31, 1999 and August 31, 1998 reflect a reduction of $0.07, $0.12 and $0.08 per share, respectively (Note 1).



NOTES TO FINANCIAL STATEMENTS
August 31, 2000

Note 1
Significant accounting policies

Putnam Latin America Fund (the "fund") is a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in equity securities of Latin
American companies.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended August 31, 2000, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 2000, the fund had a capital loss carryover of approximately $429,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
      $363,000    August 31, 2007
        66,000    August 31, 2008

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals and foreign taxes. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 2000, the fund reclassified $3,427 to decrease undistributed net investment income with a corresponding $3,427 to decrease accumulated net realized losses. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 31, 2001, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.65% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 2000, fund expenses were reduced by $2,206 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, Inc. at an annual rate of up to 0.35% of the fund's average net assets. The trustees currently have not approved any payments pursuant to the plan.

For the year ended August 31, 2000, Putnam Retail Management, Inc., acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the year ended August 31, 2000, Putnam Retail Management, Inc., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the year ended August 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $3,528,372 and $2,685,717, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At August 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                               Year ended August 31, 2000
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    119,320          $1,088,701
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      699               5,770
---------------------------------------------------------------------------
                                               120,019           1,094,471

Shares
repurchased                                    (27,680)           (232,618)
---------------------------------------------------------------------------
Net increase                                    92,339          $  861,853
---------------------------------------------------------------------------

                                               Year ended August 31, 1999
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     62,389            $362,692
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    7,838              38,017
---------------------------------------------------------------------------
                                                70,227             400,709

Shares repurchased                             (31,254)           (191,083)
---------------------------------------------------------------------------
Net increase                                    38,973            $209,626
---------------------------------------------------------------------------

At August 31, 2000, Putnam Investments, Inc. owned 314,793 shares of the fund (81.6% of shares outstanding), valued at $2,729,255.


FEDERAL TAX INFORMATION
(Unaudited)

For the period ended August 31, 2000, interest and dividends from foreign countries were $48,043 or $0.125 per share. Taxes paid to foreign countries were $2,503 or $0.006 per share.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Thomas R. Haslett
Vice President and Fund Manager

Stephen S. Oler
Vice President and Fund Manager

Claudio Brocado
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Latin America Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

Not FDIC Insured, May Lose Value, No Bank Guarantee


21A  64659  10/00


Putnam
Asia Pacific
Fund II

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-00

[SCALE LOGO OMITTED]



FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

It is a pleasure to comment on the performance of Putnam Asia Pacific Fund II and its management for the first time in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years and have closely followed your fund's progress since its inception. We are also pleased to announce the addition of Simon Davis to your fund's management team shortly after the close of the fiscal year. Before joining Putnam earlier this year, Simon was with Deutsche Asset Management (Japan), Ltd., and Morgan Grenfell & Co., Ltd. He has 12 years of investment experience.

After an impressive performance in the fourth quarter of 1999, your fund withstood ensuing global market volatility in the first and second quarters of 2000 and its performance more than doubled that of the MSCI Asia Free ex-Japan Index, the fund's benchmark, at the end of the period.

Total return for 12 months ended 8/31/00

                   NAV              POP
-----------------------------------------------------------------------
                  8.07%            1.90%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and an explanation of performance calculation methods begin on page 6.

* ASIAN MARKETS: STUDY IN RESILIENCY

Following the global rally of growth stocks in 1999 and rising consumer and business demand, the increase of interest rates in the United States in the spring of 2000 sparked a decline in leading growth sectors. Asian technology companies in particular felt the impact of the ensuing stock price correction, as their exporters suffered a slowdown from European and U.S. customers. However, your fund's managers, Carmel Peters and Paul C. Warren were able to use the portfolio's broad diversification to help cushion it against the worst of the volatility. They also took advantage of lowered stock prices to increase positions in key holdings and adhered to the fund's strategy of seeking long-term capital appreciation through a range of Asian companies (outside Japan) that are priced below the economic value of their businesses. Your managers' diligence was rewarded, as Asian markets have shown continued resilience in the face of global market uncertainty.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*


Financial                   27.8%

Technology                  26.7%

Communications
services                     8.7%

Consumer
cyclicals                    7.4%

Conglomerates                7.0%

Footnote reads:
*Based on net assets as of 8/31/00. Holdings will vary over time.


Taiwan in particular demonstrated its ability to recover from catastrophe in the form of a devastating earthquake in September 1999. By the first quarter of 2000, the market had made a remarkably quick turnaround and held steady through the key political event of the past 12 months in Taiwan, the election of President Chien Shui-bian in March. This is the first peaceful transfer of power from mainland China since 1949. Since then, however, Taiwan's market has not fared well, partly due to President Chien's increasingly outspoken stance against the mainland and subsequent tensions between the ruling parties.

The good news is that Taiwan's foundry companies have for the most part been unaffected by this bearish market, as export demand for seminconductor equipment regained its foothold after the second quarter of 2000. The management team has added to the fund's holdings of Taiwan Semiconductor Manufacturing Company and United Microelectronics Corporation, two foundry companies that have benefited during the period from consistent exports to the United States and Europe, and most recently from outsourcing orders from Japan.

* RECOVERY APPARENT IN SEVERAL REGIONS

In the second half of 1999, the Hong Kong economy gradually emerged from a period of prolonged recession, catching up with the rest of the region. Hong Kong's recovery may have been slower than that of other Asian countries, but as its export growth has picked up, economic activity has rebounded.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Hutchison Whampoa Ltd.
Hong Kong
Conglomerates

Samsung Electronics
South Korea
Technology

Taiwan Semiconductor
Manufacturing Co.
Taiwan
Technology

China Mobile Ltd.
Hong Kong
Communication services

Cheung Kong Infrastructure
Holdings
Hong Kong
Financial

Johnson Electric Holdings Ltd.
Hong Kong
Technology

Korea Electric Power Corp.
South Korea
Utilities

Sun Hung Kai Properties, Ltd.
Hong Kong
Financial

Venture Manufacturing Ltd.
Singapore
Technology

Hang Seng Bank Ltd.
Hong Kong
Financial

Footnote reads:
These holdings represent 33.2% of the fund's net assets as of 8/31/00. Portfolio holdings will vary over time.


Cyclical earnings have also shown an enormous recovery over the period. One example from the portfolio is Beijing Yanhua Petrochemical, the leading producer of ethylene and mainland China's largest plastic maker, whose earnings increased substantially over the period.

Outside the technology and cyclical sectors, property stocks in Hong Kong have shown great promise. Because of the island's delayed recovery, property values in Hong Kong had declined; this, in turn, lowered the cost of housing and office rentals. Recently the rental market has seen a remarkable turnaround thanks to dot-com and software companies that moved into Hong Kong and leased available office property. The oversupply of office property that existed two years ago is now a thing of the past.

One of the fund's holdings that has benefited from the land property boon is Hongkong Land Holdings, a subsidiary of Jardine Matheson Limited. Hongkong Land Holdings owns five million square feet of prime office and retail space in Hong Kong, valued at more than 4 billion U.S. dollars. In addition, the company is currently developing office and retail real estate in Singapore.

India, like the rest of the region, has been riding out the wave of global market uncertainty. With more than 30% of its market in technology, it has been highly influenced by the highs and lows of the Nasdaq. Infosys Technologies, a provider of Internet and e-commerce software services, has followed this trend but appears to be fairly resilient. For example, many of the software companies in the United States and Europe had difficulty reallocating business priorities from Y2K solutions to e-commerce software during the first quarter of 2000. The Y2K "hiccup" did not affect Infosys, however, whose profits were up 260% at the end of 1999, and it managed a much smoother transition than did its competitors.


* OUTLOOK REMAINS POSITIVE

Although ongoing volatility in the Nasdaq may have more adverse effects on Asian markets, we believe that fundamentals in the region are strong and that valuations are especially attractive. There is some speculation that a slowdown in PC demand and semiconductor equipment could occur in the near future, but experts also believe that the region's rebound from the Asian crisis in 1997 and 1998 highlights its continued resilience. The managers will continue to adhere to their investment strategy of selecting countries that they believe offer strong fundamentals and valuations within the context of international investing.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
October 18, 2000

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/00, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Funds investing in a single region may be subject to more volatility than funds investing in a diverse group of regions. Currently the fund is offered on a limited basis and has limited assets.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Asia Pacific Fund II is designed for investors seeking long-term capital appreciation through common stocks and other securities of companies located in Asia other than Japan.


TOTAL RETURN FOR PERIODS ENDED 8/31/00

                                         MSCI Asia Free      Consumer
Since 3/23/98        NAV       POP       ex-Japan Index    price index
----------------------------------------------------------------------
1 year               8.07%     1.90%         -5.98%           3.23%
----------------------------------------------------------------------
Life of fund        40.65     32.54          15.15            6.41
Annual average      15.00     12.24           6.00            2.60
----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns reflect the current maximum initial sales charge of 5.75%. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflects an expense limitation currently in effect, without which total returns would have been lower.

PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 8/31/00

------------------------------------------------------------
Distributions
(number)*
------------------------------------------------------------
Share value:                             NAV         POP
------------------------------------------------------------
8/31/99                                $10.90      $11.56
------------------------------------------------------------
8/31/00                                 11.78       12.50
------------------------------------------------------------

*The fund did not make any distributions during the period.

TOTAL RETURN FOR PERIODS ENDED 9/30/00 (most recent calendar quarter)

Since 3/23/98                            NAV            POP
---------------------------------------------------------------------
1 year                                  2.24%         -3.67%
---------------------------------------------------------------------
Life of fund                           25.25          18.03
Annual average                          9.35           6.80
---------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns reflect the current maximum initial sales charge of 5.75%. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 3/23/98

                                  MSCI Asia Free
                Fund's shares        ex-Japan       Consumer price
Date                at POP            Index             index

3/23/98             9,425            10,000            10,000
8/31/98             5,798             5,572            10,080
2/28/99             8,000             8,156            10,160
8/31/99            12,264            12,248            10,308
2/29/00            16,427            13,561            10,481
8/31/00           $13,254           $11,515           $10,641

Footnote reads:
Past performance is no assurance of future results. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.


COMPARATIVE BENCHMARKS

Morgan Stanley Capital International (MSCI) Asia Free ex-Japan Index is an arithmetic, market value weighted average of the performance of the securities listed on the stock exchanges of those countries, excluding issues denominated in yen. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS
For the fiscal year ended August 31, 2000

To the Trustees of Putnam Funds Trust and
Shareholders of Putnam Asia Pacific Fund II
(a series of Putnam Funds Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Asia Pacific Fund II at August 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 2000, by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2000




THE FUND'S PORTFOLIO
August 31, 2000

COMMON STOCKS (96.7%) (a)
NUMBER OF SHARES                                                                                              VALUE
China (1.7%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Beijung Yanhua Petrochemical Co., Ltd., Class H                                   $      27,003
             60,000 Huaneng Power International, Inc., Class H                                               25,003
             70,000 Yanzhou Coal Mining Co., Ltd.                                                            20,195
                                                                                                      -------------
                                                                                                             72,201

Hong Kong (34.5%)
-------------------------------------------------------------------------------------------------------------------
              7,000 Asia Satellite Telecommunications Holdings, Ltd.                                         20,464
             11,000 Cheung Kong Infrastructure Holdings                                                     143,158
             20,000 China Mobile, Ltd. (NON)                                                                153,863
            140,000 China Resources Beijing Land, Ltd.                                                       29,798
             12,000 China Unicom, Ltd. (NON)                                                                 27,849
              7,000 Citic Pacific, Ltd.                                                                      33,388
              7,000 CLP Holdings, Ltd.                                                                       31,414
             32,000 Cosco Pacific, Ltd.                                                                      28,926
              9,000 Hang Seng Bank, Ltd.                                                                     96,646
              6,000 Henderson Land Development Co., Ltd. (R)                                                 33,312
             34,000 Hong Kong and China Gas Co., Ltd.                                                        42,287
             10,000 Hong Kong Electric Holdings, Ltd.                                                        31,670
             14,000 Hong Kong Exchanges and Clearing, Ltd. (NON)                                             28,991
             18,000 Hong Kong Land Holdings, Ltd.                                                            36,000
             14,900 Hutchison Whampoa, Ltd.                                                                 210,151
             52,000 Johnson Electric Holdings, Ltd.                                                         109,013
             26,000 Legend Holdings, Ltd.                                                                    27,670
             13,000 Li & Fung, Ltd.                                                                          56,673
             12,000 New World Development Co., Ltd.                                                          19,618
             27,836 Pacific Century CyberWorks, Ltd. (NON)                                                   51,752
            140,000 PetroChina Co., Ltd.                                                                     33,388
             11,000 Sun Hung Kai Properties, Ltd.                                                           104,724
              7,000 Swire Pacific, Ltd., Class A                                                             48,018
             14,000 The Wharf (Holdings), Ltd.                                                               33,299
                                                                                                      -------------
                                                                                                          1,432,072

India (7.7%)
-------------------------------------------------------------------------------------------------------------------
              1,000 Dr. Reddy's Laboratories, Ltd.                                                           28,962
                400 Himachal Futuristic Communications, Ltd.                                                 12,396
              6,000 Hindustan Lever, Ltd. (NON)                                                              31,275
              1,800 Housing Development Finance Corp., Ltd. (NON)                                            20,726
              3,000 ICICI Bank, Ltd. ADR (NON)                                                               34,500
                460 Infosys Technologies, Ltd.                                                               84,161
              1,000 NIIT, Ltd.                                                                               41,195
              1,500 Reliance Industries GDR                                                                  23,625
                600 Wipro Corp., Inc.                                                                        43,111
                                                                                                      -------------
                                                                                                            319,951

Malaysia (3.7%)
-------------------------------------------------------------------------------------------------------------------
              7,000 Commerce Asset-Holding Berhad                                                            18,421
             10,000 Digi.com Berhad (NON)                                                                    18,421
              5,000 Malayan Banking Berhad                                                                   19,211
             20,000 Public Bank Berhad                                                                       17,158
              9,000 Resorts World Berhad                                                                     18,592
              9,000 Tanjong Public, Ltd.                                                                     19,539
              7,000 Telekom Malaysia Berhad                                                                  19,895
              7,000 Tenaga National Berhad                                                                   23,395
                                                                                                      -------------
                                                                                                            154,632

Philippines (0.6%)
-------------------------------------------------------------------------------------------------------------------
             16,500 Manila Electric Co., Class B                                                             23,990

Singapore (12.1%)
-------------------------------------------------------------------------------------------------------------------
              7,000 Chartered Semiconductor Manufacturing, Ltd. (NON)                                        58,577
              7,815 DBS Group Holdings, Ltd.                                                                 94,463
             14,000 Keppel Land, Ltd.                                                                        21,722
              8,250 Overseas-Chinese Banking Corp.                                                           57,052
              7,000 Singapore Airlines, Ltd.                                                                 67,527
             32,000 Singapore Maritime, Ltd. 144A                                                            12,459
              2,600 Singapore Press Holdings, Ltd.                                                           41,853
              5,801 United Overseas Bank, Ltd.                                                               45,510
              8,000 Venture Manufacturing, Ltd.                                                             102,278
                                                                                                      -------------
                                                                                                            501,441

South Korea (16.2%)
-------------------------------------------------------------------------------------------------------------------
                250 Cheil Communications, Inc.                                                               26,382
                500 Hankuk Electric Glass                                                                    38,559
              1,000 H&CB                                                                                     21,376
              1,600 Hyundai Electronics Industries Co., Ltd. (NON)                                           29,296
              1,600 Hyundai Motor Co., Ltd.                                                                  24,245
              1,100 Kookmin Credit Card Co., Ltd. (NON)                                                      34,130
              3,600 Korea Electric Power Corp.                                                              105,854
                550 Korea Telecom Corp. ADR                                                                  20,831
                250 LG Home Shopping, Inc.                                                                   25,255
                300 Pohang Iron & Steel Company, Ltd.                                                        22,521
                770 Samsung Electronics                                                                     189,947
                400 Samsung SDI Co., Ltd.                                                                    17,859
              2,200 Shinhan Bank                                                                             24,010
                500 Shinsegae Department Store Co,                                                           24,894
              2,624 SK Telecom Co., Ltd. ADR                                                                 67,240
                                                                                                      -------------
                                                                                                            672,399

Taiwan (15.2%)
-------------------------------------------------------------------------------------------------------------------
                200 Acer Peripherals, Inc.                                                                      464
                900 ASE Test, Ltd. (NON)                                                                     21,881
             44,000 Bank Sinopac                                                                             25,102
             11,800 Cathay Life Insurance Co., Ltd.                                                          27,194
             37,120 Chinatrust Commercial Bank                                                               29,313
              8,750 Delta Electronics Industrial                                                             33,562
             17,920 Far Eastern Textile, Ltd.                                                                19,985
              4,500 Hon Hai Precision Industry                                                               34,376
             13,000 Nan Ya Plastic Corp.                                                                     21,579
              6,000 President Chain Store Corp.                                                              17,792
              3,000 Siliconware Precision Industries ADR (NON)                                               21,750
             30,000 Taishin Intl. Bank                                                                       18,179
             37,888 Taiwan Semiconductor Manufacturing Co. (NON)                                            164,253
             34,080 United Microelectronics Corp.                                                            90,624
             28,000 United World Chinese Commercial Bank Corp.                                               24,097
              2,500 Via Technologies, Inc. (NON)                                                             33,360
              1,197 Winbond Electronics Corp. 144A GDR (NON)                                                 29,376
              8,000 Winbond Electronics Corp. (NON)                                                          19,855
                                                                                                      -------------
                                                                                                            632,742

Thailand (3.1%)
-------------------------------------------------------------------------------------------------------------------
              2,500 Advanced Information Service Public Co., Ltd. (NON)                                      30,233
              3,500 Bec World Public Co., Ltd.                                                               21,077
              5,000 PTT Exploration & Production Public Co., Ltd.                                            29,865
             30,000 TelecomAsia Corp. Public Co., Ltd. (NON)                                                 24,235
             37,000 Thai Farmers Bank Public Co., Ltd. (NON)                                                 22,644
                                                                                                      -------------
                                                                                                            128,054

United Kingdom (1.9%)
-------------------------------------------------------------------------------------------------------------------
              5,600 HSBC Holdings PLC                                                                        79,702
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $3,098,028) (b)                                              $4,017,184
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $4,155,693.

  (b) The aggregate identified cost on a tax basis is $3,165,425, resulting in gross unrealized appreciation and depreciation of $1,065,218 and $213,459, respectively, or net unrealized appreciation of $851,759.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American
      Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at August 31, 2000 (as a percentage of net assets):

           Financial      27.8%
           Technology     26.7

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,098,028) (Note 1)                                            $4,017,184
-------------------------------------------------------------------------------------------
Foreign currency (cost $301,518)                                                    300,453
-------------------------------------------------------------------------------------------
Dividends and other receivables                                                       5,370
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               20,000
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                       74,513
-------------------------------------------------------------------------------------------
Total assets                                                                      4,417,520

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustiodian (Note 2)                                                   218,154
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                     32,975
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          4,106
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            1,081
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           950
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              7
-------------------------------------------------------------------------------------------
Other accrued expenses                                                                4,554
-------------------------------------------------------------------------------------------
Total liabilities                                                                   261,827
-------------------------------------------------------------------------------------------
Net assets                                                                       $4,155,693

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $3,322,248
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                            (13,833)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                              (66,492)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        913,770
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $4,155,693

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($4,155,693 divided by 352,775 shares)                                               $11.78
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $11.78)*                              $12.50
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended August 31, 2000
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $4,924)                                            $52,450
-------------------------------------------------------------------------------------------
Interest                                                                                504
-------------------------------------------------------------------------------------------
Total investment income                                                              52,954

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     40,745
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        6,310
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     2,378
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         40
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               5,076
-------------------------------------------------------------------------------------------
Auditing                                                                             35,310
-------------------------------------------------------------------------------------------
Legal                                                                                 3,742
-------------------------------------------------------------------------------------------
Other                                                                                   288
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                      (26,659)
-------------------------------------------------------------------------------------------
Total expenses                                                                       67,230
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (401)
-------------------------------------------------------------------------------------------
Net expenses                                                                         66,829
-------------------------------------------------------------------------------------------
Net investment loss                                                                 (13,875)
-------------------------------------------------------------------------------------------
Net realized gain on investments (net of
foreign tax of $30,251) (Notes 1 and 3)                                             121,911
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                         (15,295)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities
in foreign currencies during the year                                                  (789)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments
during the year (net of foreign tax of $4,315)                                      (12,838)
-------------------------------------------------------------------------------------------
Net gain on investments                                                              92,989
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $79,114
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                           Year ended August 31
                                                                 ---------------------------------
                                                                             2000             1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income (loss)                                          $   (13,875)      $    7,964
--------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                             106,616          289,780
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities in foreign currencies           (13,627)       1,264,778
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       79,114        1,562,522
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
From net investment income                                                     --           (7,964)
--------------------------------------------------------------------------------------------------
In excess of net investment income                                             --          (15,394)
--------------------------------------------------------------------------------------------------
From return of capital                                                         --           (4,667)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                         947,085          264,290
--------------------------------------------------------------------------------------------------
Total increase in net assets                                            1,026,199        1,798,787

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                       3,129,494        1,330,707
--------------------------------------------------------------------------------------------------
End of year (including accumulated net investment loss
and distributions in excess of net investment income of
$13,833 and $7,411, respectively)                                      $4,155,693       $3,129,494
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

---------------------------------------------------------------------------
                                                            For the period
Per-share                                                   March 23, 1998+
operating performance                 Year ended August 31    to August 31
---------------------------------------------------------------------------
                                        2000         1999         1998
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.90        $5.23        $8.50
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (loss)(a)(b)      (.04)         .03          .06
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .92         5.75        (3.33)
---------------------------------------------------------------------------
Total from
investment operations                    .88         5.78        (3.27)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net investment income                --         (.03)          --
---------------------------------------------------------------------------
In excess of net investment income        --         (.06)          --
---------------------------------------------------------------------------
From return of capital                    --         (.02)          --
---------------------------------------------------------------------------
Total distributions                       --         (.11)          --
---------------------------------------------------------------------------
Net asset value,
end of period                         $11.78       $10.90        $5.23
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Total return at
net asset value (%)(c)                  8.07       111.52       (38.47)*
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $4,156       $3,129       $1,331
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(d)            1.65         1.65          .73*
---------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(b)            (.34)         .35          .99*
---------------------------------------------------------------------------
Portfolio turnover (%)                288.55       234.28       202.60*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $.08, $.12 and $.07 per share for the periods ended August 31, 2000, August 31, 1999 and August 31, 1998, respectively (Note 2).

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
August 31, 2000

Note 1
Significant accounting policies

Putnam Asia Pacific Fund II (the "fund") is a series of Putnam Funds Trust ("the trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks and other securities of companies located in Asia and in the Pacific Basin, other than Japan.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. All other investments are stated at fair value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended August 31, 2000, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, foreign taxes, post-October loss deferrals and realized and unrealized gains and losses on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 2000, the fund reclassified $7,453 to decrease accumulated net investment losses and $43,704 to decrease paid-in-capital, with a decrease to accumulated net realized losses of $36,251. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 31, 2001, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, and payments under the Trust's distribution plan) would exceed an annual rate of 1.65% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At August 31, 2000, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

For the year ended August 31, 2000, fund expenses were reduced by $401 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income-producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, Inc. at an annual rate of up to 0.35% of the fund's average net assets. The trustees currently have not approved any payments pursuant to the plan.

For the year ended August 31, 2000, Putnam Retail Management, Inc., acting as underwriter received no net commissions from the sale of shares of the fund. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the year ended August 31, 2000, Putnam Retail Management, Inc., acting as underwriter received no monies on redemptions.

Note 3
Purchase and sales of securities

During the year ended August 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $12,106,431 and $11,304,236, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At August 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                               Year ended August 31, 2000
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    149,557          $2,014,307
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               149,557           2,014,307

Shares
repurchased                                    (83,892)         (1,067,222)
---------------------------------------------------------------------------
Net increase                                    65,665          $  947,085
---------------------------------------------------------------------------

                                               Year ended August 31, 1999
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     43,710            $359,791
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,792              28,025
---------------------------------------------------------------------------
                                                47,502             387,816

Shares
repurchased                                    (15,071)           (123,526)
---------------------------------------------------------------------------
Net increase                                    32,431            $264,290
---------------------------------------------------------------------------

At August 31, 2000, Putnam Investments, Inc. owned 311,276 shares of the fund (88.2% of shares outstanding), valued at $3,666,831.


FEDERAL TAX INFORMATION
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the fund hereby designates $905 as capital gains, for its taxable year ended August 31, 2000.

For the period, interest and dividends from foreign countries were $148,180 or $0.420 per share. Taxes paid to foreign countries were $35,175 or $0.10 per share.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Carmel Peters
Vice President and Fund Manager

Paul C. Warren
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Asia Pacific Growth Fund II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site:
www.putnaminvestments.com.

Not FDIC Insured, May Lose Value, No Bank Guarantee


21B 64668 10/00


Putnam
High Yield
Trust II

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-00

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years during which the global securities markets, the mutual fund industry, and Putnam itself have experienced tremendous growth and change.

As we look to the future, we are certain that the changes will be breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We welcome the challenges that lie ahead and are confident that Putnam and your Board will continue to face those challenges successfully as they have for more than 60 years. We look forward to helping you meet your financial objectives for many years to come.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
October 18, 2000

REPORT FROM FUND MANAGEMENT

Jennifer E. Leichter
and the Credit Team

Rising interest rates and an increase in defaults made for a difficult 12-month period for the high-yield market. Within this tough environment, Putnam High Yield Trust II worked to insulate the fund from problem areas through a methodical approach and gradual repositioning. While there were some bright spots, performance for fiscal year 2000 reflects the impact of the year's challenges rather than the effect of its successes.

Total return for 12 months ended 8/31/00

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   0.97%   -3.78%   0.21%   -4.31%   0.20%   -0.71%   0.57%   -2.68%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* RISING INTEREST RATES AND INCREASED DEFAULTS  CREATE A CHALLENGING
  ENVIRONMENT

Rising interest rates ate into the returns of all fixed-income markets during your fund's fiscal year, but the high-yield market was particularly affected. The Federal Reserve Board pursued an aggressive short-term interest-rate hike program in an attempt to cool off economic growth and keep a lid on inflation. At the same time, the U.S. Treasury inaugurated buybacks of long-term Treasury debt. This move sparked keen demand for long-term Treasuries, causing long-term yields to fall. The end result of these developments was an inverted yield curve. That is, short-term yields actually rose higher than long-term rates.

High short-term yields made alternatives such as CDs more attractive, and fears of reduced supply of long-term Treasuries kindled strong demand for them. Rising interest rates also threatened the credit quality of high-yield issuers, increasing borrowing costs and foreshadowing an economic slowdown that could drag down corporate earnings. Such a backdrop proved very difficult for high-yield bonds.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications          12.2%

Broadcasting                 6.0%

Telephone                    5.4%

Chemicals                    3.8%

Paper and
forest products              3.7%

Footnote reads:
*Based on net assets as of 8/31/00. Holdings will vary over time.

"Our focus during the past 12 months was to avoid the credit problems that were emerging in the market. Over the course of your fund's fiscal year, we worked to build a more diversified portfolio in order to remain nimble enough to respond to changing market conditions."

-- Jennifer E. Leichter, portfolio manager, Putnam High Yield Trust II


Historically, if high-yield issuers encounter any difficulties paying off their debt, the problems tend to arise within three to five years after coming to market. Such firms often use up the cushion of financing provided by the funds they raise through their bond offering and may then enter a period of financial strain. Default rates were on the rise during your fund's fiscal year, less so because of rising interest rates than from the fact that we witnessed an incredible amount of new issuance from 1996 through 1998.

* ADDED DIVERSIFICATION HELPS PERFORMANCE

Our focus during the past 12 months was to avoid the credit problems that were emerging in the market. Over the course of the fiscal year, we worked to build a more diversified portfolio in order to remain nimble enough to respond to changing market conditions. To that end, we gradually reduced the overweighting in telecommunications issues the fund had carried since its inception. This move proved to be prudent, as that sector struggled significantly. Many companies faced an uphill climb as they switched gears from building systems to gathering customers, which can be a slower, more gradual process. This is not to say that we've abandoned telecommunications altogether. On the contrary, we still found selective pockets of the sector to be fertile ground for future growth, including some fixed and mobile communications firms.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Midland Funding II Corp.
deb. Ser. A, 11 3/4s, 2005
Power producers

Nextel Communications, Inc.
sr. notes 9 3/8s, 2009
Telecommunications

Capstar Broadcasting
sr. disc. notes stepped-coupon zero %
(12 3/4s, 2/1/02), 2009
Broadcasting

Trump A.C.
1st mtge. 11 1/4s, 2006
Gaming & lottery

Millicom International Cellular S.A.
sr. disc. notes stepped-coupon zero %
(13 1/2s, 6/1/01), 2006 (Luxembourg)
Telecommunications

CSC Holdings, Inc.
Ser. M, $11.125 cum. pfd.
Cable television

Dobson Communications
13.00% pfd.
Telecommunications

Starwood Hotels & Resorts
bank term loan FRN 8.763s, 2/23/03
Lodging/tourism

Midland Funding II Corp.
deb. Ser. B, 13 1/4s, 2006
Power producers

Allied Waste Industries, Inc.
company guaranty Ser. B, 10s, 2009
Waste management

Footnote reads:
These holdings represent 7.0% of the fund's net assets as of 8/31/00. Portfolio holdings will vary over time.


As we reduced telecommunications, we overweighted the portfolio in paper and forest products, although we tended to avoid other cyclical sectors. Broadcasting also was attractive, on both the radio and television sides. This industry benefited from consolidation as well as healthy advertising revenues arising from the strong economy and the election season. Financial issues were another area of focus, especially regional banks like Sovereign Bancorp, Inc. These corporations benefited from a rising deposit base encouraged by the inverted yield curve, as well as from the fact that many of them may be poised to participate in consolidations. Finally, aerospace and defense firms such as BE Aerospace, Inc. were appealing because of the anticipated increase in demand for their products and services in 2001.

As far as performance was concerned, standouts included Repap New Brunswick, which specializes in coated paper products. The company benefited from improved product prices as well as its acquisition by UPM-Kymmene Corporation of Finland. Two firms realized significant appreciation, the result of their forthcoming acquisition by Verizon Communications. Verizon first announced the acquisition of OnePoint Communications Corp., which provides cable and other communications services to apartment buildings. Just a few days later, Verizon announced the acquisition of NorthPoint Communications Group, Inc., which offers digital subscriber lines (DSL) that carry fast Internet connections. Viasystems Inc., a telecommunications equipment manufacturing outsourcer, also performed well. While these holdings and others discussed in this report were viewed favorably at the end of the period, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.

Improving prospects for the high-yield market

Investment-grade corporate bonds have enjoyed a healthy run-up this year, but the high-yield bond market has been buffeted by default fears, bankruptcies, and rising interest rates. Recently, however, the Dow Jones Newswires commented, "To paraphrase Mark Twain, reports of the death of the junk bond (high-yield) market are greatly exaggerated . . . the blitz of merger and acquisition activity is serving as a tonic for the market, lifting the credit status of billions of dollars in debt and improving investor confidence in previously out-of-favor sectors . . . Acquisitions by investment-grade companies can be the ultimate windfall for high-yield bondholders because their debt either is bought out at a juicy premium or upgraded in credit quality if assumed by the parent."

On top of that, the outlook for stable interest rates bodes well for the future of high-yield bonds, because such a backdrop gives investors more confidence in fixed-income markets in general.

Source: Dow Jones Newswires, September 8, 2000


"After more than two years of suffering for investors in high-yield, or junk, bonds -- and despite warnings of rising defaults -- a growing number of fund managers and analysts are calling the bottom of the market, saying the next 12 months or so could deliver the strongest returns in years, even rivaling those of stocks."

-- Wall Street Journal, July 27, 2000


On the downside, the fund was exposed to Ameriserve Food, a food distributor. The company filed for bankruptcy protection because its suppliers lost confidence in the company's ability to meet its obligations. We were fortunate to have sold off most of the fund's stake in Ameriserve before it filed for bankruptcy, and we eliminated the rest of our holdings shortly thereafter. United Artists also struggled, as rising film costs, overbuilding, and unprofitable older facilities hurt the company's movie theater business.

* MORE POSITIVE OUTLOOK SEEN FOR FISCAL 2001

Several factors point to a positive outlook for high-yield bonds over the months to come. We currently expect defaults to peak in 2001 and then begin to decline. Yields are very attractive on an historical basis. It also appears that the Fed is finished with its latest round of rate increases, having slowed the level of economic growth and maintaining its historical policy of not changing interest rates just prior to presidential elections. More importantly, the outlook regarding the economy, interest rates, and the high-yield market is much less uncertain than it was over the past year. If the factors that have caused struggles in the high-yield market become stabilized, the opportunities offered by high-yield bonds should continue to improve.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/00, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Yield Trust II is designed for investors seeking high current income through a diversified portfolio of high-yielding lower-rated corporate bonds, with a secondary objective of capital growth when consistent with high current income.

TOTAL RETURN FOR PERIODS ENDED 8/31/00

                      Class A         Class B        Class C         Class M
(inception dates)   (12/31/97)      (12/31/97)      (7/26/99)       (12/31/97)
                   NAV      POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year            0.97%  -3.78%   0.21%  -4.31%   0.20%  -0.71%   0.57%  -2.68%
------------------------------------------------------------------------------
Life of fund      3.76   -1.13    1.95   -0.44    1.18    1.18    3.09   -0.30
Annual average    1.39   -0.42    0.73   -0.17    0.44    0.44    1.15   -0.11
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/00

                                         First Boston
                                          High Yield       Consumer
                                            Index         price index
-----------------------------------------------------------------------
1 year                                       2.08%          3.23%
-----------------------------------------------------------------------
Life of fund                                 4.68           6.67
Annual average                               1.73           2.45
-----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 12/31/97

                                  First Boston
               Fund's class A      High Yield      Consumer price
Date            shares at POP         Index            index

12/31/97            9,529            10,000            10,000
3/31/98            10,247            10,301            10,025
6/30/98            10,292            10,431            10,074
9/30/98             9,050             9,790            10,111
12/31/98            9,548            10,058            10,161
3/31/99             9,797            10,224            10,204
6/30/99             9,896            10,342            10,272
9/30/99             9,707            10,176            10,371
12/31/99            9,979            10,388            10,433
3/31/00             9,919            10,255            10,581
6/30/00             9,872            10,301            10,649
8/31/00            $9,887           $10,468           $10,667

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B would have been valued at $10,195 ($9,956 at CDSC). A $10,000 investment in the fund's class C shares would have been valued at $10,118 and no contingent deferred sales charge would apply. A $10,000 investment in the fund's class M shares would have been valued at $10,309 ($9,970 at public offering price). See first page of performance section for performance calculation method.




PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 8/31/00

                                    Class A         Class B         Class C         Class M
---------------------------------------------------------------------------------------------
Distributions (number)                12              12              12              12
---------------------------------------------------------------------------------------------
Income                             $0.780070       $0.726044       $0.725128       $0.762038
---------------------------------------------------------------------------------------------
Capital gains                          --              --      --      --
---------------------------------------------------------------------------------------------
  Total                            $0.780070       $0.726044       $0.725128       $0.762038
---------------------------------------------------------------------------------------------
Share value:                     NAV     POP          NAV             NAV        NAV     POP
---------------------------------------------------------------------------------------------
8/31/99                         $7.49   $7.86        $7.50           $7.50      $7.50   $7.75
---------------------------------------------------------------------------------------------
8/31/00                          6.78    7.12         6.79            6.79       6.78    7.01
---------------------------------------------------------------------------------------------
Current return (end of period)
---------------------------------------------------------------------------------------------
Current dividend rate1          11.32%  10.78%       10.55%          10.55%     11.07%  10.71%
---------------------------------------------------------------------------------------------
Current 30-day SEC yield2       11.81   11.23        11.04           11.04      11.56   11.18
---------------------------------------------------------------------------------------------

1 Most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.





TOTAL RETURN FOR PERIODS ENDED 9/30/00 (most recent calendar quarter)

                      Class A          Class B        Class C         Class M
(inception dates)   (12/31/97)       (12/31/97)      (7/26/99)       (12/31/97)
                   NAV      POP     NAV    CDSC     NAV    CDSC     NAV      POP
---------------------------------------------------------------------------------
1 year            0.39%   -4.42%  -0.21%  -4.72%  -0.24%  -1.14%   0.28%   -3.02%
---------------------------------------------------------------------------------
Life of fund      2.27    -2.55    0.58   -1.76   -0.33   -0.33    1.75    -1.61
Annual average    0.82    -0.93    0.21   -0.64   -0.12   -0.12    0.63    -0.59
---------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

The First Boston High Yield Index is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's or Baa by Moody's. It assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS
For the fiscal year ended August 31, 2000

To the Trustees of Putnam Funds Trust and
Shareholders of Putnam High Yield Trust II
(a series of Putnam Funds Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam High Yield Trust II (the "fund") at August 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 2000




THE FUND'S PORTFOLIO
August 31, 2000

CORPORATE BONDS AND NOTES (78.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
     $    3,145,000 Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                 $   3,239,350
            480,000 AOA Holdings LLC sr. notes 10 3/8s, 2006                                                460,800
          2,755,700 Interact Operating Co. notes 14s, 2003                                                  826,710
            310,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                         316,975
          1,045,000 Lamar Media Corp. company guaranty 8 5/8s, 2007                                       1,026,713
          2,125,000 TDL Infomedia Holdings PLC sr. disc. notes
                    stepped-coupon zero % (15 1/2s ,10/15/04), 2010
                    (United Kingdom) (STP)                                                                1,530,000
                                                                                                      -------------
                                                                                                          7,400,548

Aerospace and Defense (1.3%)
-------------------------------------------------------------------------------------------------------------------
          6,710,000 Argo-Tech Corp. company guaranty 8 5/8s, 2007                                         5,368,000
          2,620,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                        2,541,400
          2,305,000 Decrane Aircraft Holdings company guaranty
                    Ser. B, 12s, 2008                                                                     2,074,500
          1,270,000 L-3 Communications Corp. sr. sub. notes Ser. B,
                    10 3/8s, 2007                                                                         1,295,400
          3,490,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                  3,245,700
            180,000 L-3 Communications Corp. company guaranty
                    Ser. B, 8s, 2008                                                                        162,000
          2,590,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                           2,583,525
            150,000 Sequa Corp. med. term notes 10s, 2001                                                   151,097
            640,000 Sequa Corp. sr. notes 9s, 2009                                                          638,400
                                                                                                      -------------
                                                                                                         18,060,022

Agriculture (--%)
-------------------------------------------------------------------------------------------------------------------
            396,812 Premium Standard Farms, Inc. sr. sec. notes
                    11s, 2003 (PIK)                                                                         361,099

Airlines (0.8%)
-------------------------------------------------------------------------------------------------------------------
          3,980,000 Airbus Industries 144A notes Ser. D, 12.266s, 2020                                    4,268,916
          3,260,000 Calair LLC 144A company guaranty 8 1/8s, 2008                                         3,031,800
            600,000 Continental Airlines, Inc. notes 8s, 2005                                               565,458
            270,000 Northwest Airlines, Inc. company guaranty
                    8.52s, 2004                                                                             259,492
            730,000 Northwest Airlines, Inc. company guaranty
                    8 3/8s, 2004                                                                            695,873
          1,510,000 Northwest Airlines, Inc. company guaranty
                    7 5/8s, 2005                                                                          1,403,621
            770,000 US Airways, Inc. pass-through certificates Ser. 93A3,
                    10 3/8s, 2013                                                                           696,850
                                                                                                      -------------
                                                                                                         10,922,010

Automotive (2.6%)
-------------------------------------------------------------------------------------------------------------------
          3,220,000 Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                 3,171,700
          2,480,000 Dura Operating Corp. company guaranty Ser. B,
                    9s, 2009                                                                              2,266,100
          2,190,000 Exide Corp. sr. notes 10s, 2005                                                       1,817,700
          1,982,857 Federal Mogul Corp. bank term loan Ser. B, FRN
                    8.69s, 2/10/10                                                                        1,844,057
            430,000 Federal Mogul Corp. notes 7 7/8s, 2010                                                  313,900
          1,230,000 Federal Mogul Corp. notes 7 3/4s, 2006                                                  931,725
          3,200,000 Federal Mogul Corp. notes 7 1/2s, 2009                                                2,336,000
          3,380,000 Federal Mogul Corp. notes 7 3/8s, 2006                                                2,560,350
          1,690,000 Hayes Lemmerz International, Inc. company guaranty
                    Ser. B, 8 1/4s, 2008                                                                  1,478,750
          3,000,000 Hayes Wheels International, Inc. company guaranty
                    Ser. B, 9 1/8s, 2007                                                                  2,745,000
          3,850,000 Lear Corp. sub. notes 9 1/2s, 2006                                                    3,909,059
          4,070,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                               3,835,975
          4,000,000 Newcor, Inc. company guaranty Ser. B, 9 7/8s, 2008                                    1,160,000
          3,680,000 Oxford Automotive, Inc. company guaranty Ser. D,
                    10 1/8s, 2007                                                                         3,312,000
          3,000,000 Safety Components International, Inc. sr. sub. notes
                    Ser. B, 10 1/8s, 2007 (In default) (NON)                                              1,200,000
          3,670,000 Talon Automotive Group sr. sub. notes Ser. B,
                    9 5/8s, 2008                                                                          1,468,000
          2,320,000 Tenneco Automotive, Inc. company guaranty
                    Ser. B, 11 5/8s, 2009                                                                 2,018,400
                                                                                                      -------------
                                                                                                         36,368,716

Banking (1.8%)
-------------------------------------------------------------------------------------------------------------------
          1,345,000 Bangko Sentral Pilipinas bonds 8.6s, 2027 (Philippines)                                 968,400
            560,000 Bank United Corp. sub. notes 8 7/8s, 2007                                               555,475
            750,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2008                                   682,500
          1,920,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                 1,776,000
          2,715,000 Colonial Capital II 144A company guaranty
                    8.92s, 2027                                                                           2,542,777
          5,025,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                4,608,176
          4,380,000 Hanvit Bank 144A sub. notes 11 3/4s, 2010 (Korea)                                     4,390,950
          1,960,000 Local Financial Corp. sr. notes 11s, 2004                                             1,960,000
          1,310,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                           1,063,445
            850,000 Riggs Capital Trust II 144A company guaranty
                    8 7/8s, 2027                                                                            708,280
          3,860,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       3,927,550
          2,220,000 Superior Financial 144A sr. notes 8.65s, 2003                                         2,136,914
             10,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                            8,641
                                                                                                      -------------
                                                                                                         25,329,108

Beverage (0.3%)
-------------------------------------------------------------------------------------------------------------------
          4,470,000 Triarc Consumer Products, Inc. company guaranty
                    10 1/4s, 2009                                                                         4,347,075

Broadcasting (4.9%)
-------------------------------------------------------------------------------------------------------------------
          3,830,000 Acme Television sr. disc. notes stepped-coupon
                    zero % (10 7/8s, 9/30/00), 2004 (STP)                                                 3,638,500
          3,720,000 Allbritton Communications Co. sr. sub. notes
                    Ser. B, 8 7/8s, 2008                                                                  3,478,200
          3,875,000 Benedek Communications Corp. sr. disc. notes
                    stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                  3,216,250
          2,000,000 Benedek Communications Corp. bank term loan
                    FRN 8.981s, 11/20/07                                                                  1,980,000
         11,330,000 Capstar Broadcasting sr. disc. notes stepped-coupon
                    zero % (12 3/4s, 2/1/02), 2009 (STP)                                                 10,650,200
            139,300 Capstar Broadcasting sub. deb. 12s, 2009 (PIK)                                          160,195
          2,085,000 Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                      2,137,125
          1,631,000 CD Radio, Inc. sec. notes 14 1/2s, 2009                                               1,435,280
            130,000 Central European Media Enterprises, Ltd. sr. notes
                    9 3/8s, 2004 (Bermuda)                                                                   50,700
          3,185,300 Citadel Broadcasting, Co. sr. sub. notes 10 1/4s, 2007                                3,280,859
         12,615,000 Diva Systems Corp. sr. disc. notes, stepped-coupon
                    Ser. B, zero % (12 5/8s, 3/1/03), 2008 (STP)                                          5,676,750
          4,320,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                             4,266,000
          1,740,000 Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/4s, 11/1/02), 2007 (STP)                                                 1,257,150
          1,350,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                     1,292,625
          2,990,000 Golden Sky Systems 144A sr. sub. notes Ser. B,
                    12 3/8s, 2006                                                                         3,318,900
          2,040,000 Granite Broadcasting Corp. sr. sub. notes
                    8 7/8s, 2008                                                                          1,581,000
          2,960,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 7/8s, 10/15/02), 2007 (STP)                                                1,539,200
          1,785,000 OnePoint Communications, Corp. company guaranty
                    Ser. B, 14 1/2s, 2008                                                                 1,642,200
          1,445,000 Pegasus Communications Corp. sr. notes Ser. B,
                    12 1/2s, 2007                                                                         1,517,250
          2,540,000 Pegasus Communications Corp. 144A sr. notes
                    Ser. B, 9 3/4s, 2006                                                                  2,527,300
            670,000 Pegasus Communications Corp. sr. notes Ser. B,
                    9 5/8s, 2005                                                                            666,650
            340,000 Pegasus Media & Communications notes Ser. B,
                    12 1/2s, 2005                                                                           353,600
            790,000 PHI Holdings, Inc. sr. sub. notes zero %, 2001                                          733,357
          1,723,000 Radio One, Inc. company guaranty stepped-coupon
                    Ser. B, 7s, (12s, 5/15/00), 2004 (STP)                                                1,809,150
          1,530,000 RCN Corp. sr. notes 10 1/8s, 2010                                                     1,231,650
          2,160,000 Spanish Broadcasting System, Inc. sr. sub notes
                    9 5/8s, 2009                                                                          2,143,800
          3,610,000 TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                               3,420,475
            630,000 XM Satellite Radio, Inc. 144A sr. notes 14s, 2010                                       453,600
          1,000,000 Young Broadcasting bank term loan FRN
                    10.23s, 6/26/05                                                                       1,000,000
                                                                                                      -------------
                                                                                                         66,457,966

Building Materials (0.6%)
-------------------------------------------------------------------------------------------------------------------
          2,460,000 American Architectural Products Corp. company
                    guaranty 11 3/4s, 2007 (In default) (NON)                                               615,000
            500,000 American Standard, Inc. company guaranty
                    7 5/8s, 2010                                                                            463,750
          1,190,000 Atrium Companies, Inc. company guaranty Ser. B,
                    10 1/2s, 2009                                                                         1,082,900
          2,150,000 Building Materials Corp. 144A sr. notes 8s, 2008                                      1,580,250
          2,930,000 Dayton Superior Corp. 144A sr. sub. notes 13s, 2009                                   2,871,400
          1,920,000 NCI Building Systems, Inc. sr. sub. notes Ser. B,
                    9 1/4s, 2009                                                                          1,795,200
                                                                                                      -------------
                                                                                                          8,408,500

Cable Television (2.6%)
-------------------------------------------------------------------------------------------------------------------
          2,208,000 Adelphia Communications Corp. sr. notes Ser. B,
                    8 3/8s, 2008                                                                          1,943,040
            780,000 Adelphia Communications Corp. sr. notes
                    7 7/8s, 2009                                                                            661,050
            580,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                     535,050
          6,810,000 Charter Communications Holdings LLC sr. notes
                    8 5/8s, 2009                                                                          6,231,150
          1,700,000 Charter Communications Holdings LLC bank term
                    loan FRN 9.24s, 3/31/08                                                               1,691,500
          3,500,000 Charter Communications Holdings LLC bank term
                    loan 7 1/2s, 3/31/08                                                                  3,473,750
          1,860,000 Classic Cable, Inc. company guaranty 10 1/2s, 2010                                    1,543,800
            510,000 Classic Cable, Inc. company guaranty Ser. B, 9 3/8s, 2009                               397,800
            520,000 CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                          556,400
          2,320,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2023                                         2,378,000
             45,000 NTL Communications Corp. sr. notes Ser. B,
                    11 1/2s, 2008                                                                            45,675
          5,150,000 NTL, Inc. sr. notes, stepped-coupon Ser. B, zero %
                    (9 3/4s, 4/1/03), 2008 (United Kingdom) (STP)                                         3,296,000
          1,390,000 Supercanal Holdings S.A. 144A sr. notes
                    11 1/2s, 2005 (In default) (Argentina) (NON)                                            583,800
          1,210,000 TeleWest Communications PLC 144A sr. disc. notes stepped-coupon zero % (11 3/8s, 2/1/05), 2010
                    (United Kingdom) (STP)                                                                  641,300
          1,180,000 TeleWest Communications PLC deb. stepped-coupon
                    zero % (11s, 10/1/00), 2007 (United Kingdom) (STP)                                    1,131,325
          1,260,000 TeleWest Communication PLC structured note
                    (issued by DLJ International Capital) 10 7/8s, 2005
                    (United Kingdom)                                                                      1,276,002
          2,060,000 TeleWest Communications PLC 144A 9 7/8s, 2010
                    (United Kingdom)                                                                      1,957,000
          2,210,000 TeleWest Communications PLC sr. disc. notes
                    stepped-coupon zero % (9 1/2s, 4/15/04) 2009
                    (United Kingdom) (STP)                                                                1,226,550
          7,030,000 United Pan-Europe N.V. sr. disc. notes stepped-coupon
                    zero % (13 3/4s, 2/01/05), 2010 (Netherlands)                                         3,172,288
          3,140,000 United Pan-Europe N.V. sr. notes 10 7/8s,
                    2009 (Netherlands)                                                                    2,669,000
                                                                                                      -------------
                                                                                                         35,410,480

Chemicals (3.5%)
-------------------------------------------------------------------------------------------------------------------
          4,085,000 Geo Specialty Chemicals, Inc. 144A sr. sub. notes
                    10 1/8s, 2008                                                                         3,676,500
          2,185,000 Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                       1,977,425
          1,620,000 Huntsman Corp. 144A sr. sub. notes FRN 9.188s, 2007                                   1,409,400
          7,010,000 Huntsman ICI Chemicals, Inc. 144A sr. sub. notes
                    10 1/8s, 2009                                                                         7,115,150
            870,000 ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                       843,900
            420,000 ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                           403,200
          2,530,000 Lyondell Petrochemical Co. sr. sub. notes
                    10 7/8s, 2009                                                                         2,574,275
          6,750,000 Lyondell Petrochemical Co. sec. notes Ser. B,
                    9 7/8s, 2007                                                                          6,842,813
          5,160,000 PCI Chemicals & Pharmaceuticals company guaranty
                    9 1/4s, 2007 (India)                                                                  2,734,800
          4,555,000 Pioneer Americas Acquisition 144A sr. notes
                    9 1/4s, 2007                                                                          2,733,000
          2,560,000 Polymer Group, Inc. company guaranty Ser. B,
                    8 3/4s, 2008                                                                          2,016,000
             77,390 Polytama International notes 11 1/4s, 2007
                    (In default) (Indonesia) (NON)                                                            3,870
          2,360,000 Royster-Clark, Inc. 144A 1st mtge. 10 1/4s, 2009                                      1,840,800
          5,720,000 Sterling Chemicals Holdings sr. disc. notes stepped-
                    coupon zero % (13 1/2s, 8/15/01), 2008 (STP)                                          2,431,000
          2,240,000 Sterling Chemicals, Inc. 144A sec. notes Ser. B,
                    12 3/8s, 2006                                                                         2,307,200
          7,840,000 Sterling Chemicals, Inc. sr. sub. notes 11 3/4s, 2006                                 6,115,200
            630,000 Texas Petrochemical Corp. sr. sub. notes Ser. B,
                    11 1/8s, 2006                                                                           541,800
          3,485,000 Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                         2,796,713
                                                                                                      -------------
                                                                                                         48,363,046

Coal (--%)
-------------------------------------------------------------------------------------------------------------------
          3,430,000 Lodestar Holdings, Inc. company guaranty
                    11 1/2s, 2005                                                                           514,500

Commercial and Consumer Services (0.6%)
-------------------------------------------------------------------------------------------------------------------
          3,920,000 Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                        3,939,600
          5,590,000 GS Superhighway Holdings sr. notes 10 1/4s,
                    2007 (China)                                                                          3,985,446
                                                                                                      -------------
                                                                                                          7,925,046

Communications Equipment (0.1%)
-------------------------------------------------------------------------------------------------------------------
            900,000 USA Mobile Communication sr. notes 14s, 2004                                            729,000
            620,000 USA Mobile Communication sr. notes 9 1/2s, 2004                                         452,600
                                                                                                      -------------
                                                                                                          1,181,600

Computers (0.3%)
-------------------------------------------------------------------------------------------------------------------
          4,500,000 Unisys Corp. sr. notes 11 3/4s, 2004                                                  4,736,250

Conglomerates (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,670,000 Insilco Holding Co. sr. disc. notes stepped-coupon
                    zero % (14s, 8/15/03), 2008 (STP)                                                       918,500

Construction (0.9%)
-------------------------------------------------------------------------------------------------------------------
          6,630,000 Better Minerals & Aggregates Co. company guaranty
                    13s, 2009                                                                             6,464,250
          3,190,000 Morrison Knudsen Corp. 144A company guaranty
                    11s, 2010                                                                             3,237,850
          2,310,000 Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                      2,310,000
                                                                                                      -------------
                                                                                                         12,012,100

Consumer (0.6%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 Derby Cycle Corp. (The) sr. notes 10s, 2008                                             600,000
          2,000,000 Home Interiors & Gifts, Inc. company guaranty
                    10 1/8s, 2008                                                                           600,000
          8,740,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                          7,144,950
                                                                                                      -------------
                                                                                                          8,344,950

Consumer Finance (0.3%)
-------------------------------------------------------------------------------------------------------------------
          6,270,000 Contifinancial Corp. sr. notes 8 3/8s, 2003
                    (In default) (NON)                                                                      783,750
          3,370,000 Contifinancial Corp. sr. notes 8 1/8s, 2008
                    (In default) (NON)                                                                      421,250
          3,460,000 Contifinancial Corp. sr. notes 7 1/2s, 2002
                    (In default) (NON)                                                                      380,600
            740,000 Finova Capital Corp. sr. notes 7 5/8s, 2009                                             466,200
            770,000 Finova Capital Corp. sr. notes 6 3/4s, 2009                                             473,550
            330,000 Finova Capital Corp. notes 6 1/8s, 2004                                                 221,100
          1,920,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B,
                    11s, 2006                                                                             1,632,000
                                                                                                      -------------
                                                                                                          4,378,450

Consumer Goods (0.9%)
-------------------------------------------------------------------------------------------------------------------
          2,150,000 French Fragrances, Inc. company guaranty Ser. D,
                    10 3/8s, 2007                                                                         2,085,500
          1,580,000 French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                               1,516,800
          4,000,000 Leiner Health Products sr. sub. notes 9 5/8s, 2007                                    2,720,000
          4,720,000 NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                           4,035,600
          2,350,000 Revlon Consumer Products sr. notes 9s, 2006                                           1,692,000
            740,000 Revlon Consumer Products sr. notes 8 1/8s, 2006                                         525,400
                                                                                                      -------------
                                                                                                         12,575,300

Consumer Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,875,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                     1,767,188
          4,383,000 Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                       4,514,490
                                                                                                      -------------
                                                                                                          6,281,678

Consumer Staples (0.1%)
-------------------------------------------------------------------------------------------------------------------
          3,090,000 Doskcil Manufacturing Co 144A sr. sub. notes
                    10 1/8s, 2007                                                                           988,800

Containers (1.3%)
-------------------------------------------------------------------------------------------------------------------
          4,260,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                      3,621,000
          3,200,000 Consumers International 144A sr. notes
                    10 1/4s, 2005                                                                         1,280,000
             40,000 Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                37,176
            480,000 Owens-Illinois, Inc. deb. 7.8s, 2018                                                    409,219
          3,870,000 Owens-Illinois, Inc. sr. notes 7.35s, 2008                                            3,289,616
          1,210,000 Radnor Holdings, Inc. sr. notes 10s, 2003                                             1,076,900
          1,650,000 Stone Container Corp. sr. sub debs. 12 1/4s, 2002                                     1,662,375
          2,236,111 Stone Container Corp. bank term loan Ser. G, FRN
                    10.188s, 12/31/06                                                                     2,236,111
          3,520,000 Tekni-Plex, Inc. 144A sr. sub. notes 12 3/4s, 2010                                    3,555,200
                                                                                                      -------------
                                                                                                         17,167,597

Distribution (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,940,000 RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                                    1,377,400
          1,900,000 RAB Food Holdings, Inc. 144A sr. notes 13s, 2008                                        988,000
                                                                                                      -------------
                                                                                                          2,365,400

Electric Utilities (0.8%)
-------------------------------------------------------------------------------------------------------------------
          3,175,000 AES China Generating Co. sr. notes 10 1/8s,
                    2006 (China)                                                                          2,349,500
          5,500,000 CMS Energy Corp. pass-through certificates 7s, 2005                                   5,046,910
            690,000 CMS Energy Corp. sr. notes 7 1/2s, 2009                                                 622,725
            590,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                         548,700
          1,424,217 Northeast Utilities System notes Ser. A, 8.58s, 2006                                  1,442,290
            664,533 Northeast Utilities System notes Ser. B, 8.38s, 2005                                    665,291
            650,000 Panda Global Energy Co. company guaranty
                    12 1/2s, 2004 (China)                                                                   292,500
                                                                                                      -------------
                                                                                                         10,967,916

Energy (1.1%)
-------------------------------------------------------------------------------------------------------------------
            200,000 Cliffs Drilling Co. company guaranty Ser. D,
                    10 1/4s, 2003                                                                           206,000
          1,930,000 Leviathan Gas Corp. 144A sr. sub notes Ser. B,
                    10 3/8s, 2009                                                                         2,026,500
          2,020,000 Parker Drilling Corp. company guaranty Ser. D,
                    9 3/4s, 2006                                                                          1,969,500
            650,000 R&B Falcon Corp. company guaranty 9 1/2s, 2008                                          702,000
          5,580,000 R&B Falcon Corp. sr. notes 12 1/4s, 2006                                              6,584,400
          3,580,000 RBF Finance Co. company guaranty 11 3/8s, 2009                                        4,134,900
                                                                                                      -------------
                                                                                                         15,623,300

Entertainment (1.8%)
-------------------------------------------------------------------------------------------------------------------
          3,060,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                   1,101,600
          2,260,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                     813,600
          3,700,000 Autotote Corp. 144A company guaranty
                    12 1/2s, 2010                                                                         3,700,000
          4,170,000 Carmike Cinemas, Inc. company guaranty Ser. B,
                    9 3/8s, 2009 (In default) (NON)                                                         917,400
          1,000,000 Carmike Cinemas Inc. bank term loan FRN
                    6.69s, 3/30/05                                                                          720,000
          2,430,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 9 5/8s,
                    2008 (Mexico)                                                                           947,700
          1,880,000 Cinemark USA, Inc. sr. sub. notes Ser. D, 9 5/8s,
                    2008 (Mexico)                                                                           639,200
            170,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                              161,925
          1,090,000 Premier Parks, Inc. sr. notes 9 1/4s, 2006                                            1,019,150
          6,525,000 Regal Cinemas, Inc. sr. sub. notes 9 1/2s, 2008                                         587,250
          2,530,000 Regal Cinemas, Inc. sr. sub. notes 8 7/8s, 2010                                         227,700
          5,000,000 Regal Cinemas Inc. bank term loan FRN
                    9.22s, 6/15/06                                                                        3,450,000
          4,800,000 SFX Entertainment, Inc. company guaranty
                    9 1/8s, 2008                                                                          5,022,000
            100,000 SFX Entertainment, Inc. 144A company guaranty
                    Ser. B, 9 1/8s, 2008                                                                    103,000
          1,470,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005
                    (In default) (NON)                                                                      132,300
          3,800,000 Six Flags Corp. sr. notes 8 7/8s, 2006                                                3,610,000
             97,348 United Artists Theatre bank term loan Ser. C,
                    FRN 8.868s, 2007                                                                         68,144
          1,362,870 United Artists Theatre bank term loan Ser B, FRN
                    8.438s, 2006                                                                            954,009
            796,000 United Artists Theatre 144A notes FRN 10.415s,
                    2007 (In default) (NON)                                                                  15,920
         18,716,000 United Artists Theatre sr. sub. notes 9 3/4s,
                    2008 (In default) (NON)                                                                 374,320
                                                                                                      -------------
                                                                                                         24,565,218

Financial (2.3%)
-------------------------------------------------------------------------------------------------------------------
          4,565,000 Aames Financial Corp. sr. notes 9 1/8s, 2003                                          2,031,425
          2,000,000 Advanta Corp. company guaranty Ser. B, 8.99s, 2026                                    1,247,500
          5,250,000 Advanta Corp. med. term notes Ser. B, 7s, 2001                                        4,974,953
          3,000,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004                                     1,170,000
          2,950,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                  1,150,500
          2,330,000 Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                  1,607,700
          1,060,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                      381,600
          1,025,000 CSBI Capital Trust I 144A company guaranty                                            1,096,750
          6,385,000 Delta Financial Corp. sr. notes 9 1/2s, 2004                                          2,873,250
            930,000 Imperial Credit Capital Trust I 144A company
                    guaranty 10 1/4s, 2002                                                                  734,700
          4,490,000 Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                               3,187,900
          1,335,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                 934,500
          1,170,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                    596,700
          1,890,000 Ocwen Federal Bank FSB sub. deb. 12s, 2005                                            1,752,975
          1,481,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                             1,344,008
          5,360,000 Resource America, Inc. 144A sr. notes 12s, 2004                                       4,797,200
          2,200,000 Vesta Insurance Group, Inc. 144A company guaranty
                    8.525s, 2027                                                                          1,298,000
                                                                                                      -------------
                                                                                                         31,179,661

Food (0.9%)
-------------------------------------------------------------------------------------------------------------------
          1,985,000 Aurora Foods Inc. bank term loan Ser. B, FRN
                    10.37s, 3/1/10                                                                        1,786,500
          1,420,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                1,114,700
          2,910,000 Aurora Foods, Inc. 144A ser. sub. notes Ser. D,
                    9 7/8s, 2007                                                                          2,284,350
          3,800,000 Doane Pet Care Corp. sr. sub. notes 9 3/4s, 2007                                      3,268,000
          4,005,000 Eagle Family Foods company guaranty Ser. B,
                    8 3/4s, 2008                                                                          2,142,675
          4,460,000 Vlasic Foods Intl., Inc. sr. sub notes Ser. B,
                    10 1/4s, 2009                                                                         2,230,000
                                                                                                      -------------
                                                                                                         12,826,225

Gaming & Lottery (3.4%)
-------------------------------------------------------------------------------------------------------------------
            295,406 Ameristar Casinos, Inc. bonds 8s, 2004                                                  265,865
          1,590,281 Ameristar Casinos, Inc. company guaranty
                    Ser. B, 8s, 2004                                                                      1,431,253
          1,110,000 Autotote Corp. company guaranty Ser. B,
                    10 7/8s, 2004                                                                         1,208,513
          1,020,000 Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                           979,200
            350,000 Fitzgeralds Gaming Corp. company guaranty Ser. B,
                    12 1/4s, 2004 (In default) (NON)                                                        192,500
          4,390,000 Hollywood Casino Corp. company guaranty
                    11 1/4s, 2007                                                                         4,554,625
          1,820,000 Hollywood Park, Inc. 144A sr. sub. notes Ser. B,
                    9 1/4s, 2007                                                                          1,865,500
          1,580,000 Isle of Capri Casinos company guaranty 8 3/4s, 2009                                   1,477,300
          4,450,000 Isle of Capri Casinos 144A 1st mortgage Ser. B,
                    13s, 2004                                                                             4,850,500
            750,000 MGM Mirage company guaranty 9 3/4s, 2007                                                785,625
            810,000 Mohegan Tribal Gaming, Auth. sr. notes 8 1/8s, 2006                                     789,750
          2,610,000 Mohegan Tribal Gaming, Auth. sr. sub. notes
                    8 3/4s, 2009                                                                          2,564,325
          3,750,000 Peninsula Gaming LLC company guaranty Ser. B,
                    12 1/4s, 2006                                                                         3,684,375
          1,620,000 Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                          1,620,000
         14,931,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                   10,078,425
          7,760,000 Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                    7,779,400
          2,700,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                  2,747,250
                                                                                                      -------------
                                                                                                         46,874,406

Health Care (2.6%)
-------------------------------------------------------------------------------------------------------------------
          2,760,000 ALARIS Medical Systems, Inc. company guaranty
                    9 3/4s, 2006                                                                          1,904,400
          1,020,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                       1,069,725
          3,080,000 Columbia/HCA Healthcare Corp. med. term notes
                    8.85s, 2007                                                                           3,064,600
            780,000 Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                          717,600
          1,050,000 Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                        956,813
          2,080,000 Columbia/HCA Healthcare Corp. notes 6.91s, 2005                                       1,934,400
            500,000 Columbia/HCA Healthcare Corp. med term notes
                    6.63s, 2045                                                                             477,480
          1,435,000 Conmed Corp. company guaranty 9s, 2008                                                1,205,400
          2,180,000 HCA-The Healthcare Co. notes 8 3/4s, 2010                                             2,182,725
            575,000 Hudson Respiratory Care, Inc. sr. sub. notes
                    9 1/8s, 2008                                                                            405,375
          3,890,000 Kinetic Concepts, Inc. company guaranty Ser. B,
                    9 5/8s, 2007                                                                          2,995,300
          4,550,000 Magellan Health Services sr. sub. notes 9s, 2008                                      2,593,500
            862,829 Magellan Health Services bank term loan FRN
                    8s, 2/12/05                                                                             707,520
          2,800,000 Mediq, Inc. deb. stepped-coupon zero %
                    (13s, 6/1/03), 2009 (STP)                                                                   280
          4,180,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                               125,400
         10,495,000 Paracelsus Healthcare sr. sub. notes 10s, 2006
                    (In default) (NON)                                                                    3,253,450
          7,000,000 Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                 6,658,750
          3,745,000 Triad Hospitals Holdings company guaranty
                    Ser. B, 11s, 2009                                                                     3,913,525
          1,990,002 Vanguard Health bank term loan Ser. B, FRN
                    11.00s, 9/1/01                                                                        1,990,002
                                                                                                      -------------
                                                                                                         36,156,245

Homebuilding (0.6%)
-------------------------------------------------------------------------------------------------------------------
          1,610,000 D.R. Horton, Inc. company guaranty 8s, 2009                                           1,481,200
            500,000 Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                              467,500
            880,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                               748,000
          1,260,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                   1,152,900
            320,000 Lennar Corp. 144A sr. notes 9.95s, 2010                                                 328,000
          1,920,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                             1,939,200
          2,150,000 Toll Corp. company guaranty 8 1/8s, 2009                                              2,029,063
                                                                                                      -------------
                                                                                                          8,145,863

Household Furniture & Appliances (0.5%)
-------------------------------------------------------------------------------------------------------------------
          3,865,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                          3,439,850
             50,000 Sealy Mattress Co. company guaranty stepped-coupon
                    Ser. B, zero % (10 7/8s, 12/15/02), 2007 (STP)                                           36,875
          3,470,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                3,365,900
                                                                                                      -------------
                                                                                                          6,842,625

Lodging/Tourism (1.5%)
-------------------------------------------------------------------------------------------------------------------
          2,600,000 Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                   1,144,000
          5,950,000 HMH Properties, Inc. company guaranty Ser. B,
                    7 7/8s, 2008                                                                          5,578,125
          1,200,000 Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                     1,146,000
          2,680,000 ITT Corp. notes 6 3/4s, 2005                                                          2,484,280
          8,500,000 Starwood Hotels & Resorts bank term loan FRN
                    8.763s, 2/23/03                                                                       8,521,250
            600,000 Starwood Hotels & Resorts notes 9.369s, 2003                                            573,408
          1,227,500 Strategic Hotels bank term loan FRN 10.37s, 11/11/04                                  1,236,706
                                                                                                      -------------
                                                                                                         20,683,769

Manufacturing (2.2%)
-------------------------------------------------------------------------------------------------------------------
          4,590,000 Blount, Inc. 144A sr. sub. notes 13s, 2009                                            4,727,700
          4,616,742 Blount, Inc. bank term loan Ser. B, FRN 10.66s, 9/1/06                                4,634,055
          1,620,000 Celestica International, Ltd. 144A sr. sub. notes
                    10 1/2s, 2006 (Canada)                                                                1,684,800
            890,000 Day International Group, Inc. sr. sub. notes
                    11 1/8s, 2005                                                                           876,650
             90,000 Day International Group, Inc. company guaranty
                    9 1/2s, 2008                                                                             76,500
          3,280,000 Flextronics International, Ltd. 144A sr. sub. notes
                    9 7/8s, 2010                                                                          3,403,000
          2,300,000 Flextronics International, Ltd. sr. sub. notes Ser. B,
                    8 3/4s, 2007                                                                          2,259,750
          3,090,000 Flowserve Corp. 144A company guaranty
                    12 1/4s, 2010                                                                         3,127,080
          1,000,000 Flowserve Corp. bank term loan 9.464s, 6/1/06                                         1,003,750
            320,000 Grove Holdings LLC deb. stepped-coupon zero %
                    (11 5/8s, 5/1/03), 2009 (STP)                                                            16,000
          2,088,631 Grove Investors LLC notes 14 1/2s, 2010 (PIK)                                            73,102
          3,890,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                3,812,200
          2,205,000 Roller Bearing Co. company guaranty Ser. B,
                    9 5/8s, 2007                                                                          2,028,600
          1,995,000 Transportation Technologies Industries, Inc. bank
                    term loan FRN 9.859s, 3/1/07                                                          1,980,038
                                                                                                      -------------
                                                                                                         29,703,225

Medical Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
          3,320,000 Extendicare Health Services, Inc. company guaranty
                    9.35s, 2007                                                                           1,826,000
          4,390,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/2s, 2007 (In default) (NON)                                                          87,800
            645,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/4s, 2008 (In default) (NON)                                                          12,900
          1,355,000 Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                    9 1/2s, 2007 (In default) (NON)                                                           8,469
          9,100,000 Mariner Post-Acute Network, Inc. sr. sub. notes stepped-
                    coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007
                    (In default) (STP) (NON)                                                                 56,875
          7,500,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007 (In default) (NON)                         403,125
         11,055,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B,
                    9 1/2s, 2007 (In default) (NON)                                                         221,100
          3,640,000 Sun Healthcare Group, Inc. 144A sr. sub. notes
                    9 3/8s, 2008 (In default) (NON)                                                          72,800
                                                                                                      -------------
                                                                                                          2,689,069

Medical Technology (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,650,000 Hanger Orthopedic Group, Inc. sr. sub. notes
                    11 1/4s, 2009                                                                         1,443,750

Metals (1.6%)
-------------------------------------------------------------------------------------------------------------------
          3,110,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                          2,900,075
             29,995 Anker Coal Group, Inc. company guaranty Ser. B,
                    14 1/4s, 2007 (PIK)                                                                      13,498
          1,070,000 Armco, Inc. 144A sr. notes 8 7/8s, 2008                                               1,027,200
          1,160,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes
                    12 3/4s, 2003                                                                         1,067,200
             90,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                    10 7/8s, 2006                                                                            88,650
          2,250,000 Kaiser Aluminum & Chemical Corp. sr. notes
                    9 7/8s, 2002                                                                          2,216,250
          4,380,000 LTV Corp. company guaranty 11 3/4s, 2009                                              3,328,800
          3,160,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                   2,772,900
            951,000 Oregon Steel Mills 1st mortgage 11s, 2003                                               722,760
          4,455,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                           4,276,800
            240,000 Weirton Steel Corp. sr. notes 10 3/4s, 2005                                             223,200
          3,145,000 Wheeling -Pittsburgh Steel Corp. sr. notes
                    9 1/4s, 2007                                                                          2,044,250
          1,765,000 WHX Corp. sr. notes 10 1/2s, 2005                                                     1,354,638
                                                                                                      -------------
                                                                                                         22,036,221

Office Equipment & Supplies (--%)
-------------------------------------------------------------------------------------------------------------------
          1,390,000 U.S. Office Products Co. company guaranty
                    9 3/4s, 2008                                                                            264,100

Oil & Gas (2.2%)
-------------------------------------------------------------------------------------------------------------------
          2,200,000 Belco Oil & Gas Corp. company guaranty Ser. B,
                    10 1/2s, 2006                                                                         2,205,500
          2,550,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B,
                    8 7/8s, 2007                                                                          2,371,500
          1,320,000 Giant Industries Corp. company guaranty 9s, 2007                                      1,227,600
            370,000 Gulf Canada Resources, Ltd. sr. sub. notes
                    9 5/8s, 2005 (Canada)                                                                   379,250
            620,000 HS Resources, Inc. company guaranty 9 1/4s, 2006                                        626,200
          1,740,000 HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                1,733,475
          1,950,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                  1,959,750
          2,510,000 Ocean Energy, Inc. company guaranty Ser. B,
                    8 7/8s, 2007                                                                          2,560,200
          3,100,000 Ocean Energy, Inc. company guaranty Ser. B,
                    8 3/8s, 2008                                                                          3,092,250
          1,040,000 Pioneer Natural Resources Co. company guaranty
                    9 5/8s, 2010                                                                          1,092,000
          4,000,000 Port Arthur Finance Corp. 144A sec. notes
                    12 1/2s, 2009                                                                         4,000,000
          2,840,000 Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                    653,200
          1,975,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                          1,984,875
          2,525,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                      2,398,750
          3,760,000 Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                         3,854,000
             50,000 XCL, Ltd. 144A company guaranty 13 1/2s, 2004
                    (In default) (NON)                                                                        9,000
             55,000 XCL Ltd. units sr. sec. notes 13 1/2s, 2004
                    (In default) (NON)                                                                        9,900
                                                                                                      -------------
                                                                                                         30,157,450

Paper & Forest Products (3.7%)
-------------------------------------------------------------------------------------------------------------------
          1,655,206 Al River News bank term loan FRN 8.688s, 12/31/02                                     1,406,925
          4,350,000 APP Finance II Mauritius, Ltd. bonds stepped-coupon
                    zero % (16s, 2/15/04), 2049 (Indonesia) (STP)                                         1,957,500
            190,000 Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                   183,333
          2,000,000 Boise Cascade Co. notes 7.35s, 2004                                                   1,934,380
          2,640,000 Doman Industries, Ltd. 144A sec notes 12s,
                    2004 (Canada)                                                                         2,719,200
          6,250,000 Doman Industries, Ltd. 144A sr. notes 8 3/4s,
                    2004 (Canada)                                                                         5,125,000
            950,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                907,250
          1,675,000 Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                     837,500
            130,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/4s, 2007                                  104,000
          1,555,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/8s, 2007                                1,228,450
          6,260,000 Indah Kiat Financial Mauritius, Ltd. company guaranty
                    10s, 2007 (Indonesia)                                                                 3,505,600
            447,222 Jefferson Smurfit bank term loan FRN
                    8.65s, 3/31/06                                                                          447,222
          1,280,000 Kappa Beheer BV company guaranty
                    10 5/8s, 2009 (Netherlands)                                                           1,315,200
          3,480,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                    3,514,800
          6,585,000 Pindo Deli Finance Mauritius, Ltd. company guaranty
                    10 3/4s, 2007 (Indonesia)                                                             3,687,600
          1,225,000 Tjiwi Kimia FN Mauritius company guaranty
                    10s, 2004 (Indonesia)                                                                   777,875
          1,730,000 Repap New Brunswick notes 11 1/2s,
                    2004 (Canada)                                                                         1,928,950
          3,900,000 Repap New Brunswick sr. notes 10 5/8s,
                    2005 (Canada)                                                                         4,017,000
          6,330,000 Riverwood International Corp. company guaranty
                    10 7/8s, 2008                                                                         5,981,850
          5,290,000 Riverwood International Corp. company guaranty
                    10 5/8s, 2007                                                                         5,237,100
            194,000 Stone Container Corp. sr. notes 12.58s, 2016                                            201,275
          3,240,000 Tembec Industries, Inc. company guaranty
                    8 5/8s, 2009 (Canada)                                                                 3,207,600
                                                                                                      -------------
                                                                                                         50,225,610

Pharmaceuticals (0.6%)
-------------------------------------------------------------------------------------------------------------------
            240,000 ICN Pharmaceuticals, Inc. 144A sr. notes 9 3/4s, 2008                                   237,600
          4,115,000 ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                 4,073,850
          2,780,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                 2,752,200
          1,710,000 MedPartners, Inc. sr. sub. notes 6 7/8s, 2000                                         1,692,900
                                                                                                      -------------
                                                                                                          8,756,550

Photography/Imaging (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,910,000 Orbital Imaging Corp. sr. notes Ser. D, 11 5/8s, 2005                                   764,000

Power Producers (2.3%)
-------------------------------------------------------------------------------------------------------------------
          1,235,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                 1,272,050
            560,000 Calpine Corp. sr. notes 9 1/4s, 2004                                                    557,200
          1,580,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                  1,617,399
            890,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                    849,606
             80,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                     75,600
          7,000,000 Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                   8,293,390
         11,190,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                  12,259,316
          6,012,000 York Power Funding 144A notes 12s, 2007
                    (Cayman Islands)                                                                      6,072,120
                                                                                                      -------------
                                                                                                         30,996,681

Publishing (0.8%)
-------------------------------------------------------------------------------------------------------------------
          5,295,000 Affinity Group Holdings sr. notes 11s, 2007                                           4,421,325
          1,706,673 Big Flower Holdings bank term loan FRN
                    9.625 s, 3/1/10                                                                       1,702,406
          3,075,000 Garden State Newspapers, Inc. sr. sub. notes
                    Ser. B, 8 3/4s, 2009                                                                  2,829,000
          2,000,000 Garden State Newspapers, Inc. sr. sub. notes
                    8 5/8s, 2011                                                                          1,810,000
                                                                                                      -------------
                                                                                                         10,762,731

Railroads (0.3%)
-------------------------------------------------------------------------------------------------------------------
          4,435,000 TFM S.A. de C.V. company guaranty stepped-coupon
                    zero % (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                        3,459,300

Restaurants (0.4%)
-------------------------------------------------------------------------------------------------------------------
          2,535,000 FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                   1,191,450
          3,000,000 Sbarro, Inc. 144A sr. notes 11s, 2009                                                 3,090,000
          1,380,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                 1,292,011
                                                                                                      -------------
                                                                                                          5,573,461

Retail (1.4%)
-------------------------------------------------------------------------------------------------------------------
          4,070,000 Amazon.com, Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 05/01/03), 2008 (STP)                                                           2,035,000
          1,000,000 Community Distributors company guaranty Ser. B,
                    10 1/4s, 2004                                                                           780,000
          3,950,000 Grupo Elektra S.A de C.V sr. notes 12s, 2008 (Mexico)                                 3,871,000
          1,300,000 Iron Age Corp. company guaranty 9 7/8s, 2008                                            910,000
          7,250,000 Iron Age Holdings Corp. sr. disc. notes stepped-coupon
                    zero % (12 1/8s, 5/1/03), 2009 (STP)                                                  1,087,500
            100,000 K mart Corp. med. term notes 7.55s, 2004                                                 92,643
          2,935,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                            2,729,550
          7,280,000 Saks, Inc. company guaranty 8 1/4s, 2008                                              5,599,994
          2,200,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                             1,820,500
            880,000 Southland Corp. deb. 4s, 2004                                                           712,800
                                                                                                      -------------
                                                                                                         19,638,987

Semiconductor (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,220,000 Amkor Technologies, Inc., structured note (issued by
                    Steers, Credit Linked Trust 2000) 12.58s, 2005                                        1,223,050
          1,120,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                       1,115,800
            820,000 ChipPac Intl., Ltd. 144A company guaranty Ser. B,
                    12 3/4s, 2009                                                                           877,400
                                                                                                      -------------
                                                                                                          3,216,250

Shipping (0.2%)
-------------------------------------------------------------------------------------------------------------------
            125,000 Eletson Holdings, Inc. 1st pfd. mtge. notes
                    9 1/4s, 2003 (Greece)                                                                   118,125
            830,000 Kitty Hawk, Inc. company guaranty 9.95s,
                    2004 (In default) (NON)                                                                 489,700
             40,000 MC Shipping, Inc. sr. notes Ser. B, 11 1/4s, 2008                                        28,400
          2,680,000 Pegasus Shipping stepped-coupon zero %
                    (14 1/2s, 12/20/03), 2008 (STP)                                                         120,600
            100,000 Pegasus Shipping 144A company guaranty
                    11 7/8s, 2004 (In default) (NON)                                                         35,625
          2,555,000 Transportacion Maritima Mexicana S.A. de C.V. notes
                    9 1/4s, 2003 (Mexico)                                                                 2,095,100
                                                                                                      -------------
                                                                                                          2,887,550

Software (--%)
-------------------------------------------------------------------------------------------------------------------
          1,630,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                    293,400

Specialty Printing (0.3%)
-------------------------------------------------------------------------------------------------------------------
          2,610,000 Perry-Judd company guaranty 10 5/8s, 2007                                             2,322,900
          2,301,564 Von Hoffman Press, Inc. 144A sr. sub. notes
                    13 1/2s, 2009                                                                         2,071,408
                                                                                                      -------------
                                                                                                          4,394,308

Technology (1.1%)
-------------------------------------------------------------------------------------------------------------------
          5,500,000 Fairchild Semiconductor Corp. company guaranty
                    10 3/8s, 2007                                                                         5,623,750
          4,790,000 Telecommunications Techniques, Inc. company guaranty
                    9 3/4s, 2008                                                                          4,502,600
            500,000 Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                         452,500
          4,800,000 Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                           4,344,000
                                                                                                      -------------
                                                                                                         14,922,850

Technology Services (1.5%)
-------------------------------------------------------------------------------------------------------------------
            933,333 American Cellular bank term loan FRN 9.609s, 3/1/08                                     929,833
          1,066,667 American Cellular bank term loan FRN 8.941s, 3/1/08                                   1,062,667
          6,770,000 Covad Communications Group, Inc. sr. disc. notes
                    Ser. B, stepped-coupon zero % (13 1/2s,
                    03/15/03), 2008 (STP)                                                                 3,317,300
          1,599,000 Covad Communications Group, Inc. sr. notes
                    Ser. B, 12s, 2010                                                                     1,231,230
          6,150,000 Equinix, Inc. sr. notes 13s, 2007                                                     4,920,000
          6,090,000 Exodus Communications, Inc. 144A sr. notes
                    11 5/8s, 2010                                                                         6,181,350
            610,000 Globix Corp. sr. notes 12 1/2s, 2010                                                    442,250
          1,390,000 PsiNet, Inc. sr. notes 11s, 2009                                                      1,195,400
          1,620,000 Rhythms Netconnections sr. notes Ser. B, 14s, 2010                                    1,053,000
                                                                                                      -------------
                                                                                                         20,333,030

Telecommunications (10.4%)
-------------------------------------------------------------------------------------------------------------------
          3,540,000 360Networks, Inc. 144A sr. notes 13s, 2008 (Canada)                                   3,345,300
            360,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008                                       288,000
            200,000 Arch Communications, Inc. sr. notes 13s, 2007                                           140,000
          6,405,000 Barak I.T.C. sr. disc. notes Ser. B stepped-coupon zero %
                    (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                              3,330,600
          2,640,000 Bestel SA de C.V. sr. disc. notes stepped-coupon zero %
                    (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                               1,729,200
          1,680,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                  907,200
          3,600,000 Carrier1 Intl. SA sr. notes Ser. B, 13 1/4s, 2009
                    (Luxembourg)                                                                          3,447,000
          6,620,000 Celcaribe SA sr. notes stepped-coupon zero %
                    (13 1/2s, 3/15/04), 2004 (STP)                                                        5,296,000
         14,200,000 CellNet Data Systems, Inc. sr. disc. notes stepped-
                    coupon zero % (14s, 10/1/02), 2007 (STP)
                    (In default) (NON)                                                                      994,000
          2,940,000 Crown Castle Intl., Corp. sr. notes 10 3/4s, 2011                                     3,072,300
          1,510,000 Crown Castle Intl. Corp. bank term loan Ser. B,
                    FRN 9.37s, 3/1/08                                                                     1,510,000
            210,000 Dobson/Sygnet Communications, Inc. sr. notes
                    12 1/4s, 2008                                                                           215,250
          2,870,000 Earthwatch, Inc. sr. disc. notes stepped-coupon zero %
                    (13s, 7/15/02), 2007 (STP)                                                            1,779,400
          1,360,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom)                                                                        775,200
          2,880,000 Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                       2,563,200
            240,000 Global Crossing Holdings, Ltd. company guaranty
                    9 1/2s, 2009 (Bermuda)                                                                  241,200
          6,930,000 Global Crossing Holdings, Ltd. company guaranty
                    9 1/8s, 2006 (Bermuda)                                                                6,878,025
          2,385,000 Grupo Iusacell S.A. de C.V. sr. notes 14 1/4s,
                    2006 (Mexico)                                                                         2,581,763
          4,940,000 Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                     4,791,800
          3,740,000 Intira Corp. bonds 13s, 2010                                                          2,244,000
          4,360,000 Kookinlet Voicestream bank term loan FRN
                    10.71s, 12/31/08                                                                      4,343,650
          2,330,000 Level 3 Communications, Inc. sr. notes 11s, 2008                                      2,306,700
          3,620,000 Level 3 Communication, Inc. sr. notes 9 1/8s, 2008                                    3,239,900
          1,060,000 Loral Space & Communication, Ltd. sr. notes
                    9 1/2s, 2006                                                                            809,575
            185,000 McCaw International, Ltd. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/02), 2007 (STP)                                                       142,450
            680,000 Metrocall, Inc. sr. sub. notes 11s, 2008                                                510,000
            800,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                             592,000
          2,800,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                    2,765,000
          3,670,000 Metromedia Fiber Network, Inc. sr. notes Ser. B,
                    10s, 2008                                                                             3,614,950
         10,558,000 Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                    (Luxembourg) (STP)                                                                    9,343,830
             20,000 Motient Corp. company guaranty Ser. B, 12 1/4s, 2008                                     14,850
          1,400,000 Nextel Communications, Inc. sr. disc. notes stepped-
                    coupon zero % (12 1/8s, 4/15/03), 2008 (STP)                                            910,000
          5,870,000 Nextel Communications, Inc. sr. notes 12s, 2008                                       6,222,200
         11,230,000 Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                   11,005,400
          3,840,000 Nextel International, Inc. 144A sr. notes 12 3/4s, 2010                               3,753,600
          2,600,000 Nextel Partners, Inc. 144A sr. notes 11s, 2010                                        2,600,000
          2,370,000 Nextel Partners, Inc. 144A sr. notes 11s, 2010                                        2,370,000
          2,055,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                 1,787,850
          2,990,000 NorthPoint Communications Group, Inc. sr. notes
                    12 7/8s, 2010                                                                         2,900,300
            440,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                   176,000
          2,020,000 Pagemart Wireless, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/4s, 2/1/03), 2008 (STP)                                                    797,900
          1,550,000 Paging Network, Inc. sr. sub. notes 10s,
                    2008 (In default) (NON)                                                                 527,000
            250,000 Paging Network, Inc. sr. sub. notes 8 7/8s, 2006
                    (In default) (NON)                                                                       85,000
            125,000 Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                 8,125
          1,665,000 Pathnet, Inc. sr. notes 12 1/4s, 2008                                                   715,950
          7,340,000 Pinnacle Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (10s, 3/15/03), 2008 (STP)                                                     5,284,800
          2,590,000 Price Communications Wireless, Inc. 144A sr. notes
                    9 1/8s, 2006                                                                          2,641,800
          1,000,000 Primus Telecommunications Group, Inc. sr. notes
                    12 3/4s, 2009                                                                           640,000
          1,680,000 Primus Telecommunications Group, Inc. sr. notes
                    Ser. B, 9 7/8s, 2008                                                                  1,041,600
          2,810,000 Rogers Cantel, Inc. sr. sub. notes 8.8s, 2007 (Canada)                                2,824,050
          1,820,000 RSL Communications PLC company guaranty
                    12 7/8s, 2010 (United Kingdom)                                                          491,400
          1,400,000 RSL Communications PLC 144A company guaranty
                    10 1/2s, 2008 (United Kingdom)                                                          423,500
          5,500,000 RSL Communications PLC company guaranty,
                    stepped-coupon zero % (10 1/8s, 3/1/03), 2008
                    (United Kingdom) (STP)                                                                  935,000
          2,000,000 RSL Communications PLC company guaranty
                    9 7/8s, 2009 (United Kingdom)                                                           525,000
            295,000 RSL Communications PLC company guaranty
                    9 1/8s, 2008 (United Kingdom)                                                            76,700
          1,500,000 Rural Cellular Corp. bank term loan FRN
                    8.979s, 10/1/08                                                                       1,496,250
          1,540,000 Satelites Mexicanos S.A. de C.V. 144A sr. notes
                    10 1/8s, 2004 (Mexico)                                                                1,016,400
          1,250,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12 7/8s, 3/15/05) 2010 (STP)                                            706,250
            970,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/4s, 4/15/04), 2009 (STP)                                                   577,150
          4,620,000 Startec Global Communications Corp. sr. notes
                    12s, 2008                                                                             3,696,000
         15,225,000 Viatel, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 4/15/03), 2008 (STP)                                                        5,328,750
          2,361,000 Viatel, Inc. sr. notes 11 1/2s, 2009                                                  1,345,770
          2,020,000 Williams Communications Group, Inc. sr. notes
                    10 7/8s, 2009                                                                         1,949,300
          2,935,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                                    2,465,400
                                                                                                      -------------
                                                                                                        141,136,788

Telephone (5.4%)
-------------------------------------------------------------------------------------------------------------------
          2,570,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                        1,625,525
          4,660,000 Alamosa PCS Holdings, Inc. company guaranty stepped-
                    coupon zero % (12 7/8s, 2/15/05), 2010 (STP)                                          2,656,200
          2,170,000 Alaska Communications Systems Corp. company
                    guaranty 9 3/8s, 2009                                                                 1,996,400
            240,000 Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                           170,400
            620,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                      372,000
          3,755,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                             2,440,750
          5,580,000 Firstworld Communication Corp. sr. disc. notes stepped-
                    coupon zero % (13, 4/15/03), 2008 (STP)                                               1,729,800
          2,475,000 Focal Communications Corp. sr. disc. notes, stepped-
                    coupon Ser. B, zero % (12 1/8s, 02/15/03), 2008 (STP)                                 1,534,500
          1,850,000 Focal Communications Corp. sr. notes 11 7/8s, 2010                                    1,674,250
            115,000 Hyperion Telecommunications Corp., Inc. sr. notes
                    Ser. B, 12 1/4s, 2004                                                                   110,975
          3,895,000 ICG Holdings, Inc. company guaranty stepped-coupon
                    zero % (12 1/2s, 5/1/01), 2006 (STP)                                                  1,908,550
          5,210,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 02/15/03), 2008 (STP)                                                           1,771,400
          5,940,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (9 7/8s, 5/1/03), 2008 (STP)                                                          2,019,600
          1,730,000 Intermedia Communications, Inc. sr. disc. notes stepped-
                    coupon Ser. B, zero % (121/4s, 3/1/04), 2009 (STP)                                      856,350
         13,095,000 KMC Telecommunications Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                  5,238,000
          4,510,000 Madison River Capital Corp. 144A sr. notes
                    13 1/4s, 2010                                                                         3,743,300
          5,070,000 MGC Communications, Inc. sr. notes 13s, 2010                                          4,208,100
          3,815,000 Microcell Telecommunications sr. disc. notes stepped-
                    coupon Ser. B, zero % (14s, 12/1/01), 2006
                    (Canada) (STP)                                                                        3,662,400
          1,600,000 Netia Holdings B.V. 144A company guaranty stepped-
                    coupon zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                 1,128,000
            800,000 Netia Holdings B.V. 144A company guaranty
                    10 1/4s, 2007 (Poland)                                                                  674,000
          1,360,000 NEXTLINK Communications, Inc. sr. notes
                    10 1/2s, 2009                                                                         1,305,600
          6,540,000 Telecorp PCS, Inc. 144A sr. sub. notes 10 5/8s, 2010                                  6,801,600
          2,390,000 Tele1 Europe B.V. 144A notes 13s, 2009                                                2,378,050
          2,880,000 Transtel pass-through certificates 12 1/2s, 2007                                      1,180,800
          1,160,000 Triton PCS Inc. company guaranty 11s, 2008                                              875,800
          5,200,000 UbiquiTel Operating Co. company guaranty stepped-
                    coupon zero % (14s, 4/15/05), 2010 (STP)                                              2,704,000
          5,725,000 US Unwired, Inc. company guaranty, stepped-coupon
                    Ser. B, zero % (13 3/8s, 11/1/04), 2009 (STP)                                         3,234,625
          1,000,000 Versatel Telecom N.V. structured notes (issued by
                    CRAVE Trust 2000) 15.065s, 2005 (Netherlands)                                           990,000
          1,960,000 Versatel Telecom N.V. sr. notes 13 1/4s, 2008
                    (Netherlands)                                                                         1,871,800
            990,000 Versatel Telecom N.V. sr. notes 13 1/4s, 2008
                    (Netherlands)                                                                           945,450
          5,510,000 Voicestream Wire, Inc. sr. notes 10 3/8s, 2009                                        5,950,800
         10,589,000 WinStar Communications, Inc. 144A sr. disc. notes
                    zero % (14 3/4s, 4/15/05), 2010 (STP)                                                 4,182,655
          2,228,000 WinStar Communications, Inc. 144A sr. notes
                    12 3/4s, 2010                                                                         1,938,360
                                                                                                      -------------
                                                                                                         73,880,040

Textiles (1.1%)
-------------------------------------------------------------------------------------------------------------------
          2,090,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                      1,149,500
          3,100,000 Guess, Inc. sr. sub. notes 9 1/2s, 2003                                               3,076,750
          1,500,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004                                             855,000
          3,090,000 Levi Strauss & Co. notes 6.8s, 2003                                                   2,533,800
          3,500,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                        3,027,500
            500,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                          447,500
             10,000 William Carter Holdings Co. sr. sub. notes
                    Ser. A, 12s, 2008                                                                         9,200
          4,190,000 William Carter Holdings Co. sr. sub. notes Ser. A,
                    10 3/8s, 2006                                                                         4,022,400
                                                                                                      -------------
                                                                                                         15,121,650

Tobacco (0.2%)
-------------------------------------------------------------------------------------------------------------------
          2,440,000 North Atlantic Trading Co. company guaranty
                    Ser. B, 11s, 2004                                                                     2,098,400

Trucks & Parts (0.2%)
-------------------------------------------------------------------------------------------------------------------
          2,850,000 Transportation Manufacturing Operations, Inc.

                    company guaranty 11 1/4s, 2009                                                        2,280,000

Utilities (0.4%)
-------------------------------------------------------------------------------------------------------------------
          6,505,000 Cathay International, Ltd. 144A sr. notes 13s,
                    2008 (China)                                                                          3,382,600
          1,995,000 Tnp Enterprises bank term loan FRN 9.04s, 12/31/05                                    1,997,494
                                                                                                      -------------
                                                                                                          5,380,094

Waste Management (1.5%)
-------------------------------------------------------------------------------------------------------------------
          9,140,000 Allied Waste Industries, Inc. company guaranty
                    Ser. B, 10s, 2009                                                                     8,168,875
          2,035,000 Allied Waste Industries, Inc. bank term loan
                    Ser. B, FRN 9.563s, 7/1/06                                                            1,979,180
          2,485,000 Allied Waste Industries, Inc. bank term loan
                    Ser. C, FRN 9.813s, 7/1/07                                                            2,426,329
          1,000,000 Allied Waste Industries, Inc. company guaranty
                    Ser. B, 7 7/8s, 2009                                                                    902,500
            350,000 Browning-Ferris Industries, Inc. deb. 7.4s, 2035                                        259,000
          1,150,000 USA Waste Services, Inc. sr. notes 7 1/8s, 2007                                       1,076,446
          3,050,000 Waste Management, Inc. company guaranty
                    6 7/8s, 2009                                                                          2,777,269
          2,500,000 WMX Technologies, Inc. notes 6 3/8s, 2003                                             2,342,475
                                                                                                      -------------
                                                                                                         19,932,074

Water Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,570,000 Azurix Corp. 144A notes 10 3/8s, 2007                                                 1,216,750
                                                                                                     --------------
                    Total Corporate Bonds and Notes
                    (cost $1,236,809,663)                                                            $1,078,248,288


PREFERRED STOCKS (6.0%) (a)
NUMBER OF SHARES                                                                                              VALUE
Banking (0.3%)
-------------------------------------------------------------------------------------------------------------------
             89,500 Chevy Chase Capital Corp. Ser. A, 5.188 pfd. (PIK)                               $    4,206,500
             12,100 Chevy Chase Savings Bank, Inc. 3.25 pfd.                                                302,500
                                                                                                     --------------
                                                                                                          4,509,000

Broadcasting (1.1%)
-------------------------------------------------------------------------------------------------------------------
              1,610 Benedek Communications 11.50 pfd. (PIK)                                               1,030,400
             12,995 Citadel Broadcasting Inc. 144A 13.25 cum. pfd. (PIK)                                  1,403,510
              5,117 Granite Broadcasting 144A 12.75 pfd. (PIK)                                            3,837,750
                785 Paxson Communications Corp. 13.25 cum. pfd. (PIK)                                     7,693,000
                700 Pegasus Communications Ser. A, 12.75% cum. pfd. (PIK)                                   735,000
                                                                                                      -------------
                                                                                                         14,699,660

Cable Television (0.7%)
-------------------------------------------------------------------------------------------------------------------
             85,393 CSC Holdings, Inc. Ser. M, 11.125 cum. pfd. (PIK)                                     9,051,658

Chemicals (0.3%)
-------------------------------------------------------------------------------------------------------------------
            135,000 Avecia Group PLC 4.00 pfd. (United Kingdom) (PIK)                                     3,645,000

Electric Utilities (--%)
-------------------------------------------------------------------------------------------------------------------
                159 Public Service Co. of New Hampshire 2.651
                    1st mtge. pfd.                                                                            3,975

Electronics (--%)
-------------------------------------------------------------------------------------------------------------------
                566 Trikon Technologies, Inc. Ser. H, 8.125 pfd. (PIK)                                        5,094

Energy (0.3%)
-------------------------------------------------------------------------------------------------------------------
              2,930 R&B Falcon Corp. 13.875% cum. pfd. (PIK)                                              3,618,550

Financial (0.5%)
-------------------------------------------------------------------------------------------------------------------
              2,750 First Rep Cap. Corp. 144A, 10.5% pfd.                                                 2,365,000
            169,500 Golden State Bancorp Ser. A, 2.281 pfd.                                               3,940,875
                                                                                                      -------------
                                                                                                          6,305,875

Food (0.2%)
-------------------------------------------------------------------------------------------------------------------
             68,200 Doane Pet Care Enterprises 7.125 pfd.                                                 2,728,000

Health Care Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
              1,455 Fresenius Medical Capital Trust I company guaranty
                    9.00%, pfd.                                                                           1,440,450
              3,260 Fresenius Medical Capital Trust II company guaranty
                    7.875% pfd.                                                                           3,048,100
                                                                                                      -------------
                                                                                                          4,488,550

Insurance (--%)
-------------------------------------------------------------------------------------------------------------------
              5,351 CGA Group Ltd. 144A Ser. A, 13.75 pfd. (PIK)                                            144,477

Manufacturing (0.3%)
-------------------------------------------------------------------------------------------------------------------
            157,225 Brand Scaffold Services, Inc. 144A 3.625 pfd.                                         4,716,750

Telecommunications (1.8%)
-------------------------------------------------------------------------------------------------------------------
              8,966 Dobson Communications 13.00% pfd. (PIK)                                               8,629,775
              1,200 Dobson Communications 12.25% pfd. (PIK)                                               1,145,666
              7,842 Intermedia Communication Ser. B, 13.50% pfd. (PIK)                                    5,097,294
                230 Nextel Communications, Inc. 13.00% cum. pfd. (PIK)                                      243,800
                736 Nextel Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                  710,240
             37,708 NEXTLINK Communications 7.00 cum. pfd. (PIK)                                          1,734,568
              5,442 NEXTLINK Communications Ser. B, 13.50% pfd. (PIK)                                     4,707,330
              2,886 Rural Cellular Corp. 12.25% pfd. (PIK)                                                2,510,820
                                                                                                      -------------
                                                                                                         24,779,493

Telephone (0.2%)
-------------------------------------------------------------------------------------------------------------------
              5,600 ICG Holdings, Inc. 14.25% pfd. (PIK)                                                  1,680,000
              4,652 ICG Holdings, Inc. 14.00% pfd. (PIK)                                                  1,395,699
                                                                                                      -------------
                                                                                                          3,075,699
                                                                                                      -------------
                    Total Preferred Stocks (cost $93,216,970)                                         $  81,771,781


UNITS (1.9%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
              4,375 App China Group 144A units 14s, 2010 (Singapore)                                  $   2,537,500
              4,930 CFW Communications Co. units 13s, 2010                                                4,831,400
              2,890 Colo.com 144A units 13 7/8s, 2010                                                     2,947,800
              1,340 Huntsman Packaging Corp. units 13s, 2010                                              1,206,000
              3,070 iPCS Inc. units stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                            1,749,900
              5,020 Jostens Inc. units 12 3/4s, 2010                                                      5,174,904
              3,960 Maxcom Telecom 144A units 13 3/4s, 2007                                               2,435,400
              2,790 Railamerica Transportation Corp. units 12 7/8s, 2010                                  2,636,550
             19,405 XCL, Ltd. 144A units c.v. cum. pfd. zero % (PIK)                                          9,703
              2,620 XM Satellite Radio Inc. 144A units 14s, 2010                                          2,410,400
                                                                                                      -------------
                    Total Units (cost $30,868,950)                                                    $  25,939,557


FOREIGN GOVERNMENT BONDS AND NOTES (0.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $    2,660,000 Philippines (Republic of) notes 10 5/8s, 2025                                     $   2,364,208
          3,730,000 United Mexican States bonds Ser. XW, 10 3/8s, 2009                                    4,093,675
                                                                                                      -------------
                    Total Foreign Government Bonds and Notes
                    (cost $6,221,989)                                                                 $   6,457,883


CONVERTIBLE BONDS AND NOTES (1.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $    3,470,000 Cybernet Internet Services 144A cv. sr. disc. notes
                    stepped-coupon zero % (13s, 8/15/04), 2009 (STP)                                  $   1,492,100
          6,240,000 Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                        2,901,600
            140,000 HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                            109,200
          4,000,000 Micron Technology, Inc cv. 6 1/2s, 2005                                               3,360,000
          2,300,000 NTL, Inc. 144A cv. sub. notes 5 3/4s, 2009
                    (United Kingdom)                                                                      1,569,750
          1,615,000 Parker Drilling Corp. cv. sub. notes 5 1/2s, 2004                                     1,330,356
          3,000,000 Total Renal Care Holdings, Inc. 144A cv. notes 7s, 2009                               2,111,250
          4,010,000 Waste Management, Inc. cv. sub. notes 4s, 2002                                        3,739,325
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $17,738,799)                              $  16,613,581


CONVERTIBLE PREFERRED STOCKS (0.7%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            140,903 Earthwatch, Inc. Ser. C, 8.5 cv. pfd. (PIK)                                       $       1,409
              6,500 Global Crossing 144A 7.00 cv. pfd. (Bermuda)                                          1,241,500
              7,100 Global Crossing Ltd. 7.00 cum cv. pfd. (Bermuda)                                      1,350,775
              4,100 Global Crossing Ltd. 6.75 cum cv. pfd. (Bermuda)                                      1,000,400
             49,200 Global Telesystems Group, Inc. 3.63 cum cv. pfd.                                        910,200
             76,760 Global Telesystems Group, Inc. 144A 3.625
                    cum cv. pfd.                                                                          1,410,465
              1,020 Interact Electronic 14.00 cum.cv. pfd                                                     1,020
             20,900 LTV Corp. (The) 144A 4.125 cum. cv. pfd.                                                627,000
                 91 Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                   882,700
             26,408 Peninsula Gaming 144A 7.14% cv. pfd.                                                    158,445
             89,600 PsiNet, Inc. 144A 3.50 cum. cv. pfd.                                                  2,374,400
              2,937 XCL, Ltd. 144A Ser. A, 8.075 cum. cv. pfd.                                                1,469
                                                                                                      -------------
                    Total Convertible Preferred Stocks
                    (cost $14,521,388)                                                                $   9,959,783


COLLATERALIZED MORTGAGE OBLIGATIONS (1.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $    2,000,000 Amresco Commercial Mortgage Funding I Ser. 97-C1,
                    Class G, 7s, 2029                                                                 $   1,631,875
         32,959,001 Commercial Mortgage Asset Trust Ser. 99-C1,
                    Class X, Interest Only (IO), 1.170s, 2020                                             2,081,824
            795,000 Criimi Mae Commercial Mortgage Trust Ser. 98-C1,
                    Class C, 7s, 2012                                                                       603,455
          1,275,000 CS First Boston Mortgage Securities Corp. Ser. 99-C1,
                    Cass E, 8.18s, 2009                                                                   1,277,490
                    Fannie Mae
            343,000 Ser. 96-5, Class SW, IO, 12.46s, 2018                                                   122,247
              1,872 Ser. 92-184, Class J, IO, 11.46s, 2022                                                   70,017
          8,971,247 Ser. 96-39, Class TB, IO, 9.75s, 2021                                                 2,849,773
            343,000 Ser. 00-4, Class SX, 9.208s, 2023                                                       334,854
            227,570 Ser. 241, Class 2, IO, 8 1/2s, 2023                                                      60,804
            515,831 Ser. 158, Class 2, IO, 8 1/2s, 2022                                                     137,824
          1,300,486 Ser. 150, Class 2, IO, 8 1/2s, 2022                                                     349,912
            720,134 Ser. 181, Class 2, IO, 8 1/2s, 2022                                                     193,761
            481,860 Ser. G93-9, IO, 8s, 2023                                                                127,317
            640,356 Ser. 203, Class 2, IO, 8s, 2023                                                         182,702
          5,326,387 Ser. 218, Class 2, IO, 7 1/2s, 2023                                                   1,537,994
          7,182,476 Ser. 221, Class 2, IO, 7 1/2s, 2023                                                   2,069,451
              1,114 Ser. 92-181, Class PJ, IO, 7 1/2s, 2022                                                  35,967
            446,795 Ser. 215, Class 2, IO, 7s, 2023                                                         127,057
            403,000 Ser. 97-23, Class SJ, IO, 6.119s, 2023                                                   90,171
          1,595,700 Ser. 92-207, Class S, IO, 5.906s, 2022                                                  329,362
                    Freddie Mac
          1,010,000 Ser. 2033, Class SL, IO, 9.642s, 2021                                                   320,833
            847,000 Ser. 2032, Class SK, IO, 9.1s, 2024                                                     431,441
            961,800 Ser. 2183, Class SG, 3.963s, 2014                                                       764,781
            210,642 Ser. 203, PO, 2029                                                                      133,823
          3,800,000 General Growth Properties-Ala Moana Ser. 99-C1,
                    Class F, FRN, 9.37s, 2004                                                             3,800,891
                    Government National Mortgage Association
          1,031,921 Ser. 00-16, Class SA, 8.65s, 2026                                                       928,407
          1,045,618 Ser. 00-10, Class SB, 8.65s, 2030                                                       980,431
          2,600,000 GS Mortgage Securities Corp. II Ser. 99-FLA2,
                    Class G, 8.803s, 2013                                                                 2,499,250
                    Merrill Lynch Mortgage Investors, Inc.
          1,950,000 Ser. 98-C2, Class F, 6 1/4s, 2030                                                     1,272,070
          5,482,361 Ser. 96-C2, IO, 1.935s, 2028                                                            351,214
                                                                                                      -------------
                    Total Collateralized Mortgage Obligations
                    (cost $25,309,937)                                                                $  25,696,998


WARRANTS (0.4%) (a)(NON)                                                                 EXPIRATION
NUMBER OF WARRANTS                                                                       DATE                 VALUE
-------------------------------------------------------------------------------------------------------------------
              1,640 Bestel S.A. (Mexico)                                                  5/15/05     $     196,800
              5,160 Birch Telecommunications, Inc. 144A                                   6/15/08           516,000
              3,424 Carrier1 International                                                2/19/09           924,480
              3,230 CellNet Data Systems, Inc.                                            10/1/07                 1
              3,200 CGA Group, Ltd. 144A                                                  2/11/07                32
              2,930 Dayton Superior Corp.                                                 6/15/09            58,600
              7,540 Decrane Holdings                                                      9/30/08                75
                375 Destia Communications 144A                                            7/15/07            22,500
             38,765 Diva Systems Corp.                                                    3/1/08            542,710
              1,290 Epic Resorts                                                          6/15/05                13
              3,730 Firstworld Communication                                              4/15/08            74,600
                 60 Globalstar Telecommunications                                         2/15/04                60
             53,776 ICG Communications                                                    10/15/05           53,776
              2,045 Insilco Holding Corp.                                                 8/15/07                20
                 20 Interact Systems, Inc.                                                8/1/03                  1
              1,020 Interact Systems, Inc. 144A                                           12/15/09               10
             61,789 Intira Corp. Class A                                                  2/1/10                  6
             21,233 Intira Corp. Class B                                                  2/1/10                  2
                470 Iridium World Com 144A                                                7/15/05                 1
              3,830 KMC Telecom Holdings, Inc.                                            4/15/08            11,490
              3,815 Knology Holdings                                                      10/22/07           22,890
                320 McCaw International, Ltd.                                             4/15/07             1,280
              2,800 Mediq, Inc. 144A                                                      6/1/09                 28
                 30 Metronet Communications 144A                                          8/15/07             3,000
                580 Motient Corp. 144A                                                    4/1/08             20,300
             31,929 Network Plus Corp.                                                    12/31/00        1,468,734
              5,245 OnePoint Communications, Inc.                                         6/1/08            472,050
                440 Orbital Imaging Corp. 144A                                            3/1/05              2,200
                 50 Loral Space & Communications                                          1/15/07               550
              3,562 Pathnet, Inc. 144A                                                    4/15/08            35,620
              2,560 Paxson Communications Corp. 144A                                      6/30/03            14,080
                300 Raintree Resort 144A                                                  12/1/04                 3
              2,480 Startec Global Communications Corp.                                   5/15/08             2,480
              1,580 Telehub Communications Corp.                                          7/31/05               790
              5,200 Ubiquitel, Inc. 144A                                                  4/15/10           364,000
                125 UIH Australia/Pacific, Inc. 144A                                      5/15/06             3,750
                110 Versatel Telecom N.V. 144A (Netherlands)                              5/15/08            35,200
                990 WAM!NET, Inc.                                                         3/1/05             11,509
                630 XM Satellite Radio Holdings, Inc. 144A                                3/15/10           100,800
            125,000 ZSC Specialty Chemicals PLC 144A
                    (United Kingdom)                                                      6/30/11           203,125
            125,000 ZSC Specialty Chemicals PLC 144A pfd.
                    (United Kingdom)                                                      6/30/11            78,125
                                                                                                      -------------
                    Total Warrants (cost $3,183,502)                                                  $   5,241,691


COMMON STOCKS (0.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            138,500 360Networks, Inc. (acquired 5/11/00,
                    cost 1,551,200) (Canada) (RES) (NON)                                              $   1,731,250
             27,272 Capstar Broadcasting Partners (NON)                                                     109,088
             64,112 Celcaribe S.A. (Colombia) (NON)                                                           8,014
                  6 Intermedia Communications, Inc. (NON)                                                       125
              6,876 MGC Communications, Inc. (NON)                                                          126,776
                619 Mothers Work, Inc. (NON)                                                                  5,687
                400 RCN Corp. (NON)                                                                               4
                400 Spanish Broadcasting System, Inc. (NON)                                                   4,025
             42,094 Tele1 Europe Holding AB ADR (Sweden) (NON)                                              515,652
                                                                                                      -------------
                    Total Common Stocks (cost $1,649,532)                                             $   2,500,621


ASSET-BACKED SECURITIES (0.1%) (cost $1,655,000) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $    2,000,000 Green Tree Home Improvement Loan Trust Ser. 95-F,
                    Class B2, 7.1s, 2021                                                              $   1,700,625


U.S. GOVERNMENT AND AGENCY OBLIGATIONS (0.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Treasury Obligations (0.1%) (cost $767,466)
-------------------------------------------------------------------------------------------------------------------
     $      745,000 U.S. Treasury Notes 6 1/2s, February 15, 2010                                    $      777,825


SHORT-TERM INVESTMENTS (5.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $   44,447,000 Interest in $400,000,000 joint repurchase agreement dated August 31, 2000 with Merrill Lynch due
                    September 1, 2000 with respect to various U.S.
                    Treasury obligations -- maturity value of $44,455,198
                    for an effective yield of 6.64%                                                  $   44,447,000
         35,381,000 Interest in $749,144,000 joint repurchase agreement dated August 31, 2000 with S.B.C. Warburg, Inc.due
                    September 1, 2000 with respect to various U.S.
                    Treasury obligations -- maturity value of $35,387,536
                    for an effective yield of 6.65%                                                      35,381,000
                                                                                                     --------------
                    Total Short-Term Investments (cost $79,828,000)                                  $   79,828,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,511,771,196) (b)                                      $1,334,736,633
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,370,134,136.

  (b) The aggregate identified cost on a tax basis is $1,524,102,897 resulting in gross unrealized appreciation and depreciation of $13,253,600 and $202,619,864, respectively, or net unrealized depreciation of $189,366,264.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2000 was $1,731,250 or 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates at August 31, 2000, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,511,771,196) (Note 1)                                    $1,334,736,633
-------------------------------------------------------------------------------------------
Cash                                                                              5,257,349
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        29,964,777
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            5,953,610
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   16,004,455
-------------------------------------------------------------------------------------------
Total assets                                                                  1,391,916,824

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             5,229,557
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 11,142,024
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        2,090,456
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,136,466
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          158,434
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                       23,942
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,818
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              902,842
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               96,149
-------------------------------------------------------------------------------------------
Total liabilities                                                                21,782,688
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,370,134,136

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,687,140,117
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (8,520,758)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                          (131,450,660)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                     (177,034,563)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $1,370,134,136

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($561,605,506 divided by 82,884,681 shares)                                           $6.78
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $6.78)*                                $7.12
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($758,381,289 divided by by 111,703,818)**                                            $6.79
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($17,219,585 divided by 2,537,506 shares)**                                           $6.79
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($32,927,756 divided by 4,853,266 shares)                                             $6.78
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $6.78)*                                $7.01
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Year ended August 31, 2000
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                       $156,081,059
-------------------------------------------------------------------------------------------
Dividends                                                                         9,604,623
-------------------------------------------------------------------------------------------
Total investment income                                                         165,685,682

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  8,791,447
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    1,348,714
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   38,043
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     16,816
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,417,881
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             8,045,910
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                95,588
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               181,503
-------------------------------------------------------------------------------------------
Other expenses                                                                      589,926
-------------------------------------------------------------------------------------------
Total expenses                                                                   20,525,828
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (299,493)
-------------------------------------------------------------------------------------------
Net expenses                                                                     20,226,335
-------------------------------------------------------------------------------------------
Net investment income                                                           145,459,347
-------------------------------------------------------------------------------------------
Net realized loss on investments (Note 1)                                       (86,263,035)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                      (51,770,200)
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (138,033,235)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $  7,426,112
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                          Year ended August 31
                                                                 ---------------------------------
                                                                             2000             1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $  145,459,347   $  111,689,272
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                      (86,263,035)     (32,153,771)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                            (51,770,200)     (40,438,269)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    7,426,112       39,097,232
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (60,710,198)     (45,606,325)
--------------------------------------------------------------------------------------------------
   Class B                                                            (80,007,377)     (62,136,212)
--------------------------------------------------------------------------------------------------
   Class C                                                               (949,620)          (7,209)
--------------------------------------------------------------------------------------------------
   Class M                                                             (3,792,152)      (3,191,936)
--------------------------------------------------------------------------------------------------
  In excess of net investment income
   Class A                                                               (797,140)      (1,343,193)
--------------------------------------------------------------------------------------------------
   Class B                                                             (1,050,517)      (1,830,029)
--------------------------------------------------------------------------------------------------
   Class C                                                                (12,469)            (212)
--------------------------------------------------------------------------------------------------
   Class M                                                                (49,792)         (94,009)
--------------------------------------------------------------------------------------------------
  From return of capital
   Class A                                                                     --       (1,827,387)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --       (2,489,718)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --             (289)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --         (127,897)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                      18,817,746      828,779,452
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (121,125,407)     749,222,268

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                   1,491,259,543      742,037,275
--------------------------------------------------------------------------------------------------
End of year (Including distributions in excess of net
investment income of $8,520,758 and
$7,115,324, respectively)                                          $1,370,134,136   $1,491,259,543
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------
                                                             For the period
Per-share                                                    Dec. 31, 1997+
operating performance                 Year ended August 31    to August 31
---------------------------------------------------------------------------
                                        2000         1999         1998
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $7.49        $8.02        $8.50
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (a)                .77          .78          .41(d)
---------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.70)        (.48)        (.47)
---------------------------------------------------------------------------
Total from
investment operations                    .07          .30         (.06)
---------------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------------
From net
investment income                       (.77)        (.78)        (.32)
---------------------------------------------------------------------------
In excess of net
investment income                       (.01)        (.02)        (.05)
---------------------------------------------------------------------------
Return of capital                         --         (.03)        (.05)
---------------------------------------------------------------------------
Total distributions                     (.78)        (.83)        (.42)
---------------------------------------------------------------------------
Net asset value,
end of period                          $6.78        $7.49        $8.02
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                   .97         3.85        (1.08)*
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $561,606     $594,559     $278,847
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.01         1.06          .84(d)*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)              10.71         9.99         4.57(d)*
---------------------------------------------------------------------------
Portfolio turnover (%)                 87.91        51.30(f)     44.05*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended August 31, 1998.

(e) Distributions were less than $0.01 per share.

(f) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------
                                                             For the period
Per-share                                                    Dec. 31, 1997+
operating performance                 Year ended August 31    to August 31
---------------------------------------------------------------------------
                                        2000         1999         1998
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $7.50        $8.01        $8.50
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (a)                .71          .72          .36(d)
---------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.69)        (.46)        (.46)
---------------------------------------------------------------------------
Total from
investment operations                    .02          .26         (.10)
---------------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------------
From net
investment income                       (.72)        (.72)        (.29)
---------------------------------------------------------------------------
In excess of net
investment income                       (.01)        (.02)        (.05)
---------------------------------------------------------------------------
Return of capital                         --         (.03)        (.05)
---------------------------------------------------------------------------
Total distributions                     (.73)        (.77)        (.39)
---------------------------------------------------------------------------
Net asset value,
end of period                          $6.79        $7.50        $8.01
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                  0.21         3.33        (1.58)*
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $758,381     $855,729     $444,096
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.76         1.81         1.34(d)*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               9.96         9.24         4.07(d)*
---------------------------------------------------------------------------
Portfolio turnover (%)                 87.91        51.30(f)     44.05*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended August 31, 1998.

(e) Distributions were less than $0.01 per share.

(f) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
--------------------------------------------------------------
                                                 For the period
Per-share                            Year ended  July 26, 1999+
operating performance                 August 31   to August 31
--------------------------------------------------------------
                                        2000         1999
--------------------------------------------------------------
Net asset value,
beginning of period                    $7.50        $7.69
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment income (a)                .71          .08
--------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.69)        (.20)
--------------------------------------------------------------
Total from
investment operations                    .02         (.12)
--------------------------------------------------------------
Less distributions
--------------------------------------------------------------
From net
investment income                       (.72)        (.07)
--------------------------------------------------------------
In excess of net
investment income                       (.01)          --(e)
--------------------------------------------------------------
Return of capital                         --           --(e)
--------------------------------------------------------------
Total distributions                     (.73)        (.07)
--------------------------------------------------------------
Net asset value,
end of period                          $6.79        $7.50
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Total return at
net asset value (%)(b)                   .20        (1.52)*
--------------------------------------------------------------
Net assets, end of period
(in thousands)                       $17,220       $1,528
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.76          .18*
--------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               9.97         1.18*
--------------------------------------------------------------
Portfolio turnover (%)                 87.91        51.30(f)
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended August 31, 1998.

(e) Distributions were less than $0.01 per share.

(f) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------
                                                             For the period
Per-share                                                    Dec. 31, 1997+
operating performance                 Year ended August 31    to August 31
---------------------------------------------------------------------------
                                        2000         1999         1998
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $7.50        $8.01        $8.50
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (a)                .75          .77          .40(d)
---------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.71)        (.47)        (.48)
---------------------------------------------------------------------------
Total from
investment operations                    .04          .30         (.08)
---------------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------------
From net
investment income                       (.75)        (.76)        (.31)
---------------------------------------------------------------------------
In excess of net
investment income                       (.01)        (.02)        (.05)
---------------------------------------------------------------------------
Return of capital                         --         (.03)        (.05)
---------------------------------------------------------------------------
Total distributions                     (.76)        (.81)        (.41)
---------------------------------------------------------------------------
Net asset value,
end of period                          $6.78        $7.50        $8.01
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                   .57         3.86        (1.33)*
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $32,928      $39,443      $19,094
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.26         1.31         1.01(d)*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)              10.46         9.71         4.49(d)*
---------------------------------------------------------------------------
Portfolio turnover (%)                 87.91        51.30(f)     44.05*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended August 31, 1998.

(e) Distributions were less than $0.01 per share.

(f) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.



NOTES TO FINANCIAL STATEMENTS
August 31, 2000

Note 1
Significant accounting policies

Putnam High Yield Trust II (the "fund") is a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income by investing primarily in high-yielding, lower-rated fixed-income securities constituting a portfolio that Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes does not involve undue risk to income or principal.

The fund offers class A, class B, class C and class M shares. Effective October 2, 2000 the fund will begin offering class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A but lower than class B or class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities is amortized on a yield-to-maturity basis.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended August 31, 2000, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 2000, the fund had a capital loss carryover of approximately $47,966,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
  $  3,691,000    August 31, 2005
     4,909,000    August 31, 2006
    14,565,000    August 31, 2007
    24,801,000    August 31, 2008

G) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned prorated throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, post-October loss deferrals, defaulted bond interest, paydown gains and losses on mortgage-backed securities, and interest on payment-in-kind securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 2000, the fund reclassified $504,484 to decrease distributions in excess of net investment income and $8,558,991 to increase paid-in-capital, with an increase to accumulated net losses of $9,063,475. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 2000, fund expenses were reduced by $299,493 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,579 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended August 31, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $429,028 and $7,198 from the sale of class A and class M shares, respectively, and received $2,728,389 and $14,967 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended August 31, 2000, Putnam Retail Management, Inc., acting as underwriter received $31,554 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended August 31, 2000, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $1,135,710,137 and $1,230,681,235, respectively. Purchases and sales of U.S. government obligations aggregated $34,498,986 and $19,053,681, respectively.

Note 4
Capital shares

At August 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                               Year ended August 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 38,354,680        $274,464,327
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                             5,534,131          39,296,574
---------------------------------------------------------------------------
                                            43,888,811         313,760,901

Shares
repurchased                                (40,370,639)       (290,560,712)
---------------------------------------------------------------------------
Net increase                                 3,518,172        $ 23,200,189
---------------------------------------------------------------------------

                                               Year ended August 31, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 73,533,980        $573,657,962
---------------------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam High Yield
Total Return Fund                            6,137,823          47,322,612
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                             3,711,267          28,848,255
---------------------------------------------------------------------------
                                            83,383,070         649,828,829

Shares
repurchased                                (38,798,612)       (302,759,530)
---------------------------------------------------------------------------
Net increase                                44,584,458        $347,069,299
---------------------------------------------------------------------------

                                               Year ended August 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 37,471,914        $269,523,743
---------------------------------------------------------------------------
Shares issued in
c onnection with
the reinvestment
of distributions                             5,847,880          41,666,608
---------------------------------------------------------------------------
                                            43,319,794         311,190,351

Shares
repurchased                                (45,701,856)       (329,347,698)
---------------------------------------------------------------------------
Net decrease                                (2,382,162)       $(18,157,347)
---------------------------------------------------------------------------

                                               Year ended August 31, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 77,290,503        $603,463,176
---------------------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam High Yield
Total Return Fund                            6,884,889          53,151,342
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                             4,473,846          34,805,857
---------------------------------------------------------------------------
                                            88,649,238         691,420,375

Shares
repurchased                                (30,023,426)       (233,784,443)
---------------------------------------------------------------------------
Net increase                                58,625,812        $457,635,932
---------------------------------------------------------------------------

                                               Year ended August 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,081,154         $22,067,176
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                                93,380             655,959
---------------------------------------------------------------------------
                                             3,174,534          22,723,135

Shares
repurchased                                   (840,750)         (6,013,222)
---------------------------------------------------------------------------
Net increase                                 2,333,784         $16,709,913
---------------------------------------------------------------------------

                                              For the period July 26, 1999
                                           (commencement of operations) to
                                                           August 31, 1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    203,605          $1,541,201
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                                   540               4,053
---------------------------------------------------------------------------
                                               204,145           1,545,254

Shares
repurchased                                       (423)             (3,181)
---------------------------------------------------------------------------
Net increase                                   203,722          $1,542,073
---------------------------------------------------------------------------

                                               Year ended August 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,999,081         $14,393,083
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                               372,264           2,654,760
---------------------------------------------------------------------------
                                             2,371,345          17,047,843

Shares
repurchased                                 (2,780,245)        (19,982,852)
---------------------------------------------------------------------------
Net decrease                                  (408,900)        $(2,935,009)
---------------------------------------------------------------------------

                                               Year ended August 31, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,887,291         $38,180,718
---------------------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam High Yield
Total Return Fund                              409,132           3,158,496
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                               281,920           2,191,787
---------------------------------------------------------------------------
                                             5,578,343          43,531,001

Shares
repurchased                                 (2,701,176)        (20,998,853)
---------------------------------------------------------------------------
Net increase                                 2,877,167         $22,532,148
---------------------------------------------------------------------------

Note 5
Acquisition of Putnam High Yield
Total Return Fund

On July 12, 1999, the fund issued 6,137,823, 6,884,889, and 409,132 of
Class A, Class B, and Class M shares to the shareholders of Putnam High Yield Total Return Fund to acquire that fund's net assets in a tax-free exchange approved by the shareholders. The net assets of the fund and Putnam High Yield Total Return Fund on July 9, 1999, were $1,404,712,997 and $103,632,450, respectively. On July 9, 1999, Putnam High Yield Total Return Fund had unrealized depreciation of $6,731,909,

The aggregate net assets of the fund immediately following the acquisition were $1,508,345,447.


FEDERAL TAX INFORMATION
(Unaudited)

The fund has designated 1.21% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Technology Fund
Tax Smart Equity Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund *
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Stephen C. Peacher
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam High Yield Trust II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

Not FDIC Insured, May Lose Value, No Bank Guarantee


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN064-64663 2HB/2HD/2HE 10/00


Putnam
Equity
Fund 2000


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-00

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]


Dear Shareholder:

It is a pleasure to comment on the performance and management of Putnam Equity Fund 2000 for the first time in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years and have followed your fund with interest since its inception on July 25, 2000. Given the market volatility into which the fund was introduced, it seems to be off to a solid start.

Total return from 7/25/00 through 8/31/00

                    NAV            POP
-----------------------------------------
                   5.65%         -0.44%
-----------------------------------------

Past performance is not indicative of future results. Performance information for longer periods begins on page 7.

* CAREFUL STOCK SELECTION IS KEY STRATEGY FOCUS

Performance numbers at such an early stage provide little clue to the fund's potential over the long term. Nevertheless, the fund's positive results at net asset value at the end of its brief initial semiannual period are heartening. In the current environment of uncertainty over interest rates, the course of the economy, and shifting investor sentiment, Steven L. Kirson and Michael J. Mufson, your fund's managers, have built a portfolio of promising small companies in the quest for capital appreciation.

The stocks in which your fund invests have higher valuations, on average, than the overall market. As a result, they are susceptible to wide swings in perceived value and experience greater-than- average volatility. You can expect this to be a consistent pattern for this fund. Because stocks of growing small companies are likely to come in and out of favor, your fund's management team focuses its research on identifying the highest-quality companies with the best long-term fundamentals for inclusion in the portfolio.

Using Putnam's proprietary research and analysis, Steve and Mike calculate earnings forecasts that, in their opinion, enable them to identify the long-term winners earlier than other investors. While the market may punish some of these holdings in the intermediate term, the management team is confident that over time, performance of its selections should more than justify their inclusion in the portfolio.


* INTERNET PROVIDES WEALTH OF OPPORTUNITIES

As might be expected, technology provided the most fertile area to focus the search for fund holdings as demand for Internet and related technologies accelerated the pace of innovation. Despite the swelling ranks of individual Internet users, the greatest growth by far in Internet-related innovation is found in the online business-to-business
(B2B) market. Companies are using the Internet in new ways to foster greater ties with customers, increase productivity, and increase profit margins. This burgeoning market has created unprecedented demand for new products and services and has increased Internet traffic exponentially.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Manugistics Group, Inc.
Software

Click Commerce, Inc.
Software

Blue Martini Software, Inc.
Computers

Exar Corp.
Electronics

AudioCodes, Ltd. (Israel)
Semiconductors

Metasolv Software, Inc.
Software

Centrillium Communications, Inc.
Semiconductors

Natural Microsystems Corp.
Communications equipment

Manhattan Associates, Inc.
Technology services

Support.com, Inc.
Computers

Footnote reads:
These holdings represent 31.8% of the fund's net assets as of 8/31/00. Portfolio holdings will vary over time.


This tidal wave of demand has necessitated a re-engineering of our nation's information technology (IT) infrastructure, and we are witnessing a vast race to develop and upgrade the software, hardware, networking equipment, and services that support online transactions. It is not surprising, then, that a great number of emerging-growth investment opportunities are found in the industries deeply involved in this re-engineering process.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Software                 21.4%

Semiconductors           10.6%

Computers                 9.1%

Technology services       7.0%

Telecommunications        6.7%

Footnote reads:
*Based on net assets as of 8/31/00. Holdings will vary over time.


* SOFTWARE, SEMICONDUCTORS, AND BANDWIDTH ARE KEYS TO GROWTH

Software development is a critical component of the re-engineering process. Among your fund's software holdings is Manugistics Group, makers of supply chain management software. Manugistics helps companies manage their supply chains more efficiently in order to cut costs and to serve their customers better. The company is now shifting its focus toward the B2B market, to streamline and automate its clients' supply chain processes.

Click Commerce is another fund holding that helps companies manage their business in the B2B market. Click Commerce provides B2B software that manufacturing companies can use to manage their channel partners, enabling them to mediate relationships between business partner and client. The B2B market has demonstrated tremendous growth potential and, unlike its business-to-consumer market counterpart, shows no signs of abatement. For example, Click Commerce's sales growth over the past year was more than 300%.

While these and other holdings discussed in this report were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

In the semiconductor sector, two of your fund's holdings achieved favorable results. Centillium Communications is a semiconductor company that develops digital subscriber line (DSL) chip sets for use in such devices as modems and routers in a customer's home or office. Because of its success in creating higher bandwidth speeds for DSL, its market cap has increased to nearly $3 billion, which is close to mid-cap status.

The second semiconductor holding, AudioCodes, has a smaller market cap of $2.2 billion but we believe the company has a similar potential for success as Centillium. AudioCodes has created voice compression products that can send audio signals over data networks as "packets" -- a cheaper, more efficient way to send multiple communications such as data, video, or voice across one data network -- instead of traditional telephone networks. While the quality of sound is not yet perfect, its technology is evolving at a rapid pace.

While software, hardware, and telecommunications equipment are key to the re-engineering of corporate America, information technology and telecom services should also benefit. Your fund's managers believe that the major effort under way to transform the IT infrastructure will require more qualified personnel than are currently available and that hiring outside service providers will be necessary to satisfy demand. IT companies should benefit, and fund management expects stocks of these companies to trade higher.

* OUTLOOK: PROSPECTS ARE POSITIVE ON CUTTING EDGE OF TECHNOLOGY

Stocks in the telecom services sector have not fared well lately, in part because of investors' fears that such companies will have difficulty raising capital in a volatile market with rising interest rates. However, Steve and Mike believe that increasing demand for telecom high bandwidth services will continue to drive these companies' strong performance and will provide more revenue sources and better opportunities for them to raise capital. They expect the companies that own fiber-optic networks and thus control the mode of transport for the vast and constantly expanding volume of Internet traffic will prove to be profitable investments.

In keeping with the fund's investment strategy, Steve and Mike will remain focused on small companies with above-average growth potential and healthy fundamentals. They continue to seek opportunities that lie on the cutting edge of innovation, wherever that may be.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
October 18, 2000


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/00, there is no guarantee the fund will continue to hold these securities in the future. The fund invests in small and midsize companies. Such investments increase the risk of greater price fluctuations.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Equity Fund 2000 is designed for investors seeking capital appreciation by investing mainly in common stocks of small and midsize companies.


TOTAL RETURN FOR PERIODS ENDED 8/31/00

Since 7/25/00                                    Russell 2000     Consumer
                            NAV            POP   Growth Index    price index
----------------------------------------------------------------------------
Life of fund               5.65%         -0.44%     10.52%         -0.06%
----------------------------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 9/30/00(most recent calendar quarter)

Since 7/25/00                                        NAV            POP
----------------------------------------------------------------------------
Life of fund                                        4.59%         -1.44%
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns reflect the current maximum initial sales charge of 5.75%. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data do not take into account any adjustments for taxes payable on reinvested distributions and reflect an expense limitation which is currently in effect. Without the expense limitation, total returns would have been lower.

PRICE AND DISTRIBUTION INFORMATION FOR PERIOD ENDED 8/31/00

---------------------------------------------------------------------------
Distributions (number)*                                         --
---------------------------------------------------------------------------
Share value:                                             NAV            POP
---------------------------------------------------------------------------
7/25/00                                                $8.50          $9.02
---------------------------------------------------------------------------
8/31/00                                                 8.98           9.53
---------------------------------------------------------------------------
*The fund did not make any distributions during the period.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares.


COMPARATIVE BENCHMARKS

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
August 31, 2000 (Unaudited)

COMMON STOCKS (94.0%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace/Defense (1.4%)
-------------------------------------------------------------------------------------------------------------------
              1,518 Aeroflex, Inc. (NON)                                                              $      55,787

Biotechnology (1.4%)
-------------------------------------------------------------------------------------------------------------------
                480 Applied Molecular Evolution, Inc. (NON)                                                  15,450
                354 Cephalon, Inc. (NON)                                                                     17,811
                908 Genaissance Pharmaceuticals (NON)                                                        20,260
                                                                                                      -------------
                                                                                                             53,521

Commercial and Consumer Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
              1,338 iBeam Broadcasting Corp. (NON)                                                           14,216

Communications Equipment (6.0%)
-------------------------------------------------------------------------------------------------------------------
                198 Avici Systems, Inc. (NON)                                                                29,663
              1,016 Natural Microsystems Corp. (NON)                                                         75,756
                660 SeaChange International, Inc. (NON)                                                      19,800
                340 Tollgrade Communications, Inc. (NON)                                                     37,804
                544 Tut Systems, Inc. (NON)                                                                  54,740
                824 Westell Technologies, Inc. (NON)                                                         13,184
                                                                                                      -------------
                                                                                                            230,947

Computer Software and Services (3.2%)
-------------------------------------------------------------------------------------------------------------------
              1,586 Retek, Inc. (NON)                                                                        54,618
                814 Selectica, Inc. (NON)                                                                    38,818
              1,000 Telecommunication Systems, Inc. (NON)                                                    28,688
                                                                                                      -------------
                                                                                                            122,124

Computers (9.1%)
-------------------------------------------------------------------------------------------------------------------
              2,314 Blue Martini Software, Inc. (NON)                                                       160,823
              1,244 Opnet Technologies, Inc. (NON)                                                           37,320
              2,380 Software Technologies Corp. (NON)                                                        46,410
                828 Stratos Lightwave, Inc. (NON)                                                            38,916
              2,264 Support.com, Inc. (NON)                                                                  70,219
                                                                                                      -------------
                                                                                                            353,688

Consumer Goods (0.6%)
-------------------------------------------------------------------------------------------------------------------
              1,102 Yankee Candle Company, Inc. (The) (NON)                                                  21,696

Consumer Services (2.3%)
-------------------------------------------------------------------------------------------------------------------
              4,094 Be Free, Inc. (NON)                                                                      24,820
                450 Freemarkets, Inc. (NON)                                                                  36,619
              1,190 Multex.com, Inc. (NON)                                                                   25,883
                                                                                                      -------------
                                                                                                             87,322

Electronics (5.7%)
-------------------------------------------------------------------------------------------------------------------
                274 Ditech Communications Corp. (NON)                                                        16,166
              1,012 Exar Corp. (NON)                                                                        122,073
                680 Keithley Instruments, Inc.                                                               51,638
                400 Plexus Corp. (NON)                                                                       30,950
                                                                                                      -------------
                                                                                                            220,827

Engineering & Construction (1.0%)
-------------------------------------------------------------------------------------------------------------------
                706 Dycom Industries, Inc. (NON)                                                             37,418

Health Care Services (1.3%)
-------------------------------------------------------------------------------------------------------------------
              2,320 AmSurg Corp. (NON)                                                                       16,820
                908 RehabCare Group, Inc. (NON)                                                              33,937
                                                                                                      -------------
                                                                                                             50,757

Manufacturing (1.3%)
-------------------------------------------------------------------------------------------------------------------
                592 GSI Lumonics, Inc. (Canada) (NON)                                                        15,503
                618 Shaw Group, Inc. (NON)                                                                   34,415
                                                                                                      -------------
                                                                                                             49,918

Media (3.0%)
-------------------------------------------------------------------------------------------------------------------
              1,064 About.com, Inc. (NON)                                                                    46,417
              1,146 Citadel Communications Corp. (NON)                                                       23,493
              1,338 Entravision Communications Corp. (NON)                                                   26,509
                864 Radio One, Inc. Class A (NON)                                                            18,198
                                                                                                      -------------
                                                                                                            114,617

Medical Technology (1.4%)
-------------------------------------------------------------------------------------------------------------------
                841 ArthroCare Corp. (NON)                                                                   37,425
                630 Nanogen, Inc. (NON)                                                                      15,199
                                                                                                      -------------
                                                                                                             52,624

Pharmaceuticals (1.0%)
-------------------------------------------------------------------------------------------------------------------
                852 Discovery Partners International, Inc. (NON)                                             17,786
                200 Ista Pharmaceuticals, Inc. (NON)                                                          2,638
                800 Medicines Co. (NON)                                                                      20,000
                                                                                                      -------------
                                                                                                             40,424

Publishing (0.8%)
-------------------------------------------------------------------------------------------------------------------
                966 Information Holdings, Inc. (NON)                                                         31,033

Restaurants (0.6%)
-------------------------------------------------------------------------------------------------------------------
                846 P.F. Chang's China Bistro, Inc. (NON)                                                    25,327

Retail (4.5%)
-------------------------------------------------------------------------------------------------------------------
                520 99 Cents Only Stores (NON)                                                               23,368
                696 Cost Plus, Inc. (NON)                                                                    23,403
                628 Factory 2-U Stores, Inc. (NON)                                                           21,705
                584 HomeStore.com, Inc. (NON)                                                                31,646
              1,348 I-Manny, Inc. (NON)                                                                      18,872
                520 Michaels Stores, Inc. (NON)                                                              18,200
                652 Tweeter Home Entertainment Group, Inc. (NON)                                             23,431
                940 Wet Seal, Inc. (NON)                                                                     13,160
                                                                                                      -------------
                                                                                                            173,785

Schools (1.4%)
-------------------------------------------------------------------------------------------------------------------
                450 Learning Tree International, Inc. (NON)                                                  30,797
                466 SmartForce Public Limited Co. ADR (Ireland) (NON)                                        24,232
                                                                                                      -------------
                                                                                                             55,029

Semiconductor (10.6%)
-------------------------------------------------------------------------------------------------------------------
                684 Alpha Industries, Inc.                                                                   34,499
              1,074 AudioCodes, Ltd. (Israel) (NON)                                                         120,691
                918 Aware, Inc. (NON)                                                                        41,138
              1,218 Centillium Communications, Inc. (NON)                                                    90,741
                228 Microtune, Inc. (NON)                                                                    12,426
                400 Pemstar, Inc. (NON)                                                                       7,425
                826 Sawtek, Inc. (NON)                                                                       41,661
                970 Zoran Corp. (NON)                                                                        59,958
                                                                                                      -------------
                                                                                                            408,539

Semiconductor Production Equipment (1.9%)
-------------------------------------------------------------------------------------------------------------------
                574 Veeco Instruments, Inc. (NON)                                                            51,445
                280 Zygo Corp. (NON)                                                                         22,225
                                                                                                      -------------
                                                                                                             73,670

Software (21.4%)
-------------------------------------------------------------------------------------------------------------------
                570 Agile Software Corp. (NON)                                                               39,579
              2,438 BackWeb Technologies, Ltd. (Israel) (NON)                                                44,798
              6,158 Click Commerce, Inc. (NON)                                                              184,740
                524 Informatica Corp. (NON)                                                                  52,400
              2,634 Manugistics Group, Inc. (NON)                                                           231,125
              2,352 Metasolv Software, Inc. (NON)                                                            96,138
                536 Netegrity, Inc. (NON)                                                                    47,168
                892 Resonate, Inc. (NON)                                                                     39,304
                836 Saba Software, Inc. (NON)                                                                23,931
                406 SilverStream Software, Inc. (NON)                                                        14,109
              1,182 Verity, Inc. (NON)                                                                       54,077
                                                                                                      -------------
                                                                                                            827,369

Technology Services (7.0%)
-------------------------------------------------------------------------------------------------------------------
              2,536 Breakaway Solutions, Inc. (NON)                                                          37,723
              1,430 C-Bridge Internet Solutions, Inc. (NON)                                                  24,131
                332 Diamond Technology Partners, Inc. (NON)                                                  21,186
              1,012 Digitas, Inc. (NON)                                                                      13,915
                400 Equinix, Inc. (NON)                                                                       6,475
                430 Forrester Research, Inc. (NON)                                                           26,284
                736 Globix Corp. (NON)                                                                       19,734
              2,260 Management Network Group, Inc. (The) (NON)                                               45,341
              1,612 Manhattan Associates, Inc. (NON)                                                         74,757
                                                                                                      -------------
                                                                                                            269,546

Telecommunications (6.7%)
-------------------------------------------------------------------------------------------------------------------
                372 Airgate PCS, Inc. (NON)                                                                  25,319
                706 Choice One Communications, Inc. (NON)                                                    11,296
              1,972 Covad Communications Group, Inc. 144A (NON)                                              32,168
              1,550 Focal Communications Corp. (NON)                                                         47,953
              1,352 Giganet, Ltd. (Israel) (NON)                                                             39,440
                312 Lexent, Inc. (NON)                                                                       10,472
              1,734 Mpower Communications Corp. (NON)                                                        31,971
              2,116 Network Plus Corp. (NON)                                                                 17,986
                560 Peco II, Inc. (NON)                                                                      21,840
                294 Rural Cellular Corp. Class A (NON)                                                       22,344
                                                                                                     --------------
                                                                                                            260,789
                                                                                                     --------------
                    Total Common Stocks (cost $3,341,125)                                            $    3,630,973


SHORT-TERM INVESTMENTS (7.8%) (a) (cost $302,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $      302,000 Interest in $749,144,000 joint repurchase agreement dated August 31, 2000 with S.B.C Warburg, Inc. due
                    September 1, 2000 with respect to various U.S.
                    Treasury obligations -- maturity value of $302,056
                    for an effective yield of 6.65%                                                  $      302,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $3,643,125) (b)                                          $    3,932,973
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,863,278.

  (b) The aggregate identified cost on a tax basis is $3,643,125, resulting in gross unrealized appreciation and depreciation of $520,054 and $230,206, respectively, or net unrealized appreciation of $289,848.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,643,125) (Note 1)                                            $3,932,973
-------------------------------------------------------------------------------------------
Cash                                                                                 29,219
-------------------------------------------------------------------------------------------
Other receivable                                                                      1,400
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  150
-------------------------------------------------------------------------------------------
Unamortized offering costs (Note 1)                                                   1,792
-------------------------------------------------------------------------------------------
Total assets                                                                      3,965,534

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                     96,546
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,797
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              321
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                          207
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2
-------------------------------------------------------------------------------------------
Payable for offering costs (Note 1)                                                   2,000
-------------------------------------------------------------------------------------------
Other accrued expenses                                                                1,383
-------------------------------------------------------------------------------------------
Total liabilities                                                                   102,256
-------------------------------------------------------------------------------------------
Net assets                                                                       $3,863,278

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                               $3,600,454
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                             (1,824)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investment (Note 1)                                (25,200)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          289,848
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $3,863,278

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($3,863,278 divided by 430,163 shares)                                                $8.98
-------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $8.98)*                                        $9.53
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Period from July 25, 2000 (commencement of operations) to August 31, 2000 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                           $  2,300
-------------------------------------------------------------------------------------------
Total investment income                                                               2,300

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      3,172
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          321
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                      207
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          2
-------------------------------------------------------------------------------------------
Amortization of offering costs (Note 1)                                                 208
-------------------------------------------------------------------------------------------
Reports to shareholders                                                                 456
-------------------------------------------------------------------------------------------
Auditing                                                                                713
-------------------------------------------------------------------------------------------
Legal                                                                                   405
-------------------------------------------------------------------------------------------
Other                                                                                    15
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                       (1,375)
-------------------------------------------------------------------------------------------
Total expenses                                                                        4,124
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               --
-------------------------------------------------------------------------------------------
Net expenses                                                                          4,124
-------------------------------------------------------------------------------------------
Net investment loss                                                                  (1,824)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (25,200)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                        289,848
-------------------------------------------------------------------------------------------
Net gain on investments                                                             264,648
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $262,824
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                      For the period July 25, 2000
                                                                      (commencement of operations)
                                                                               to August 31, 2000*
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                                         (1,824)
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                                           (25,200)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                 289,848
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                       262,824
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        1,600,454
--------------------------------------------------------------------------------------------------
Total increase in net assets                                                             1,863,278

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                             2,000,000
--------------------------------------------------------------------------------------------------
End of period (including accumulated net
investment loss of $1,824)                                                              $3,863,278
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------
                                    For the period
                                    July 25, 2000+
Per-share                            to August 31
operating performance                (Unaudited)
--------------------------------------------------
                                        2000
--------------------------------------------------
Net asset value,
beginning of period                    $8.50
--------------------------------------------------
Investment operations
--------------------------------------------------
Net investment loss (b)(d)              (.01)
--------------------------------------------------
Net realized and unrealized
gain on investments                      .49
--------------------------------------------------
Total from
investment operations                    .48
--------------------------------------------------
Net asset value,
end of period                          $8.98
--------------------------------------------------

Ratios and supplemental data
--------------------------------------------------
Total return at
market value (%)(a)                     5.65*
--------------------------------------------------
Net assets, end of period
(in thousands)                        $3,863
--------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)             .13*
--------------------------------------------------
Ratio of net investment income
to average net assets (%)(b)            (.06)*
--------------------------------------------------
Portfolio turnover (%)                 15.33*
--------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of less than $.01 per share (Note 2).

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.


NOTES TO FINANCIAL STATEMENTS
August 31, 2000 (Unaudited)


Note 1
Significant accounting policies

Putnam Equity Fund 2000 (the "fund") is one of a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund seeks capital appreciation by investing mainly in common stocks of U.S. companies, with a focus on growth stocks which Putnam Investments Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes are currently undervalued.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Non cash dividends, if any, are recorded at the fair market value of the securities received.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended August 31, 2000, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized offering costs The offering costs of $2,000 are being amoritized on a straight line basis over a twelve month period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through February 28, 2001, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.30% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended August 31, 2000, fund expenses were not reduced by expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, Inc. at an annual rate of up to 0.35% of the fund's average net assets. The Trustees currently have not approved payments pursuant to the plan.

For the period ended August 31, 2000, Putnam Retail Management, Inc., acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the period ended August 31, 2000, Putnam Retail Management, Inc., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the period ended August 31, 2000, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $3,788,807 and $422,482, respectively. There were no purchases and sales of U.S.
government obligations.

Note 4
Capital shares

At August 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                              For the period July 25, 2000
                                           (commencement of operations) to
                                                           August 31, 2000
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    194,975          $1,601,346
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               194,975           1,601,346

Shares
repurchased                                       (106)               (892)
---------------------------------------------------------------------------
Net increase                                   194,869          $1,600,454
---------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to July 25, 2000, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, Inc. on July 25, 2000.

At August 31, 2000, Putnam Investments, Inc. owned 235,294 shares of the fund (100% of shares outstanding), valued at $2,112,940.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Steven L. Kirson
Vice President and Fund Manager

Michael J. Mufson
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Equity Fund 2000. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

Not FDIC Insured, May Lose Value, No Bank Guarantee


2SX  64669  10/00